                 TRAVELERS PORTFOLIO ARCHITECT VARIABLE ANNUITY
                                CONTRACT PROFILE

                                  MAY 1, 1998

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH IS ATTACHED TO THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY. THE TERMS "WE," "US," "OUR" AND THE "COMPANY" REFER TO THE TRAVELERS INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE CONTRACT OWNER.

1. THE VARIABLE ANNUITY CONTRACT. The Contract offered by The Travelers Insurance Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. Portfolio Architect may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group contract. For convenience, we refer to both Contracts and certificates as "Contracts." Under a qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options listed in Section 4 and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE). You may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive regular payments from your annuity, you can choose one of the following annuity options: Option 1 -- payments for your life (life annuity) -- assuming that you are the annuitant; Option 2 -- payments for your life with an added guarantee that payments will continue to your beneficiary for a certain number of months (120, 180 or 240, as you select), if you should die during that period; Option 3 -- Joint and Last Survivor Life Annuity, in which payments are made for your life and the life of another person (usually your spouse). Option 3 can also be elected with payments continuing at a reduced rate after the death of one payee. There are also two Income Options: Fixed Amount -- the cash surrender value of your Contract will be paid to you in equal payments; or Fixed Period -- the cash surrender value will be used to make payments for a fixed time period. If you should die before the end of the Fixed Period, the remaining amount would go to your beneficiary.

Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

3. PURCHASE. You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. (In some states, additional payments are not allowed.)

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs) and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.

4. INVESTMENT OPTIONS. You can direct your money into the Fixed Account or any or all of the following funding options. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options:

Capital Appreciation Fund
Money Market Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Salomon Brothers Variable Investors Fund
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio
  Travelers Quality Bond Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

5. EXPENSES. The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000, the Company deducts an annual contract administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options; and a related sub-account administrative charge of .15% annually is charged.

Each funding option charges for management and other expenses. The charges range from 0.40% to 1.40% annually, of the average daily net asset balance of the funding option, depending on the funding option.

If you withdraw amounts under the Contract, the Company may deduct a withdrawal charge (0% to 6%) of the amount of purchase payments withdrawn from the Contract. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax of 0%-5%.

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge, the sub-account administrative charge, and reflects the $30 annual contract administrative charge as .014%. The "Total Annual Funding Option Expenses" column reflects the investment charges for each portfolio, including any expense waiver or reimbursement. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a one-year period and for a 10-year period. As required by the SEC, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of year 1 and at the end of year 10. For year 1, the examples show the total annual charges assessed during that time as well as the withdrawal charge. For the 10-year example, the total annual charges are included, but no withdrawal charge is reflected. For these examples, the premium tax is assumed to be 0%.

                                                                         TOTAL                EXAMPLES: TOTAL
                                                              TOTAL      ANNUAL               ANNUAL EXPENSES
                                                             ANNUAL     FUNDING     TOTAL       AT END OF:
                                                            INSURANCE    OPTION    ANNUAL    -----------------
                     PORTFOLIO NAME                          CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
--------------------------------------------------------------------------------------------------------------

Capital Appreciation Fund................................     1.41%      0.84%      2.25%     $83       $259
Money Market Portfolio...................................     1.41%      0.40%      1.81%      78        213
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series..........................................     1.41%      0.85%      2.26%      83        260
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio.......................     1.41%      0.80%      2.21%      82        255
    Small Cap Portfolio..................................     1.41%      0.78%      2.19%      82        253
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund.............     1.41%      1.00%      2.41%      84        275
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio............................     1.41%      0.82%      2.23%      83        257
    MFS Total Return Portfolio...........................     1.41%      0.86%      2.27%      83        261
    Putnam Diversified Income Portfolio..................     1.41%      0.88%      2.29%      83        263
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio...........................     1.41%      0.80%      2.21%      82        255
    Disciplined Mid Cap Stock Portfolio..................     1.41%      0.95%      2.36%      84        270
    Disciplined Small Cap Stock Portfolio................     1.41%      1.00%      2.41%      84        275
    Equity Income Portfolio..............................     1.41%      0.95%      2.36%      84        270
    Federated High Yield Portfolio.......................     1.41%      0.95%      2.36%      84        270
    Federated Stock Portfolio............................     1.41%      0.95%      2.36%      84        270
    Large Cap Portfolio..................................     1.41%      0.95%      2.36%      84        270
    Lazard International Stock Portfolio.................     1.41%      1.25%      2.66%      87        300
    MFS Emerging Growth Portfolio........................     1.41%      0.95%      2.36%      84        270
    MFS Mid Cap Growth Portfolio.........................     1.41%      1.00%      2.41%      84        275
    MFS Research Portfolio...............................     1.41%      1.00%      2.41%      84        275
    Strategic Stock Portfolio............................     1.41%      0.90%      2.31%      83        265
    Travelers Quality Bond Portfolio.....................     1.41%      0.75%      2.16%      82        250
WARBURG PINCUS TRUST
    Emerging Markets Portfolio...........................     1.41%      1.40%      2.81%      88        314

6. TAXES. The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

7. ACCESS TO YOUR MONEY. You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made (6% if withdrawn within one year, gradually decreasing to 0% for payments held by the Company for 8 years or more). After the first contract year, you may withdraw up to 10% of the contract value (as of the previous Contract year end) without a withdrawal charge. Of course, you may also have to pay income taxes and a tax penalty on any money you take out.

8. PERFORMANCE. The value of the Contract will vary depending upon the investment performance of the funding options you choose. The following chart shows total returns for each funding option for the time periods shown. These numbers reflect the insurance charges, administrative charge, investment charges and all other expenses of the funding option. The numbers do not reflect any withdrawal charge or any applicable taxes, which, if applied, would reduce such performance. Past performance is not a guarantee of future results.

LAST TEN CALENDAR YEARS (OR FULL YEARS SINCE INCEPTION):

--------------------------------------------------------------------
                       PORTFOLIO NAME                          1997
--------------------------------------------------------------------
Capital Appreciation Fund...................................  24.36%
Money Market Portfolio......................................   3.59%
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio.................................  27.22%
  MFS Total Return Portfolio................................  19.55%
  Putnam Diversified Income Portfolio.......................   6.24%
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio...................................  30.47%
  Federated High Yield Portfolio............................  13.84%
  Federated Stock Portfolio.................................  31.66%
  Large Cap Portfolio.......................................  21.72%
  Lazard International Stock Portfolio......................   6.61%
  MFS Emerging Growth Portfolio.............................  19.33%
  Travelers Quality Bond Portfolio..........................   5.64%

Those funding options not illustrated above do not yet have one full year of performance history.

9. DEATH BENEFIT. The death benefit applies upon the first death of the owner, joint owner, or annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death. If you die before you reach age 90, the death benefit equals the greatest of: (1) the Contract Value;(2) the total purchase payments made under the Contract less all partial withdrawals; or (3) the maximum "final death benefit value" occurring on or before your 80(th) birthday (after adjustments for all purchase payments and withdrawals). (See the Contract prospectus for a full explanation of "final death benefit value".)

Assuming you are the annuitant, if you die on or after age 90 and before the maturity date, the death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

NOTE: In all cases described above, amounts will be reduced by loans outstanding, premium taxes owed and partial withdrawals not previously deducted. Certain states may have varying age requirements.

10. OTHER INFORMATION

RIGHT TO RETURN. If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract Value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract Value (including charges) will be refunded. The Contract Value will be determined at the close of business on the day we receive a written request for a refund.

TRANSFERS BETWEEN FUNDING OPTIONS. You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. The Company may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. The Company, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.

     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

11. INQUIRIES. If you need more information, please contact us at (800) 842-8573 or:
    Travelers Insurance Company
    Annuity Services
    One Tower Square
    Hartford, CT 06183

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                              PORTFOLIO ARCHITECT
                                   PROSPECTUS

This prospectus describes PORTFOLIO ARCHITECT, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company" "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Portfolio Architect may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."

You can choose to have your purchase payments accumulate on a fixed basis (i.e. a Fixed Account funded through the Company's general account) and/or a variable basis (i.e., one or more of the sub-accounts ("funding options")) of the Travelers Fund ABD for Variable Annuities ("Fund ABD"). Your contract value will vary daily to reflect the investment experience of the funding options you select and any interest credited to the Fixed Account. The variable funding options currently available are:

Capital Appreciation Fund
Money Market Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
  Salomon Brothers Variable Investors Fund
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
  Putnam Diversified Income Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  MFS Research Portfolio
  Strategic Stock Portfolio
  Travelers Quality Bond Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about Fund ABD by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Services, One Tower Square, Hartford, Connecticut 06183, call (800) 842-8573 or access the SEC's website (http://www.sec.gov). The contents of the SAI appears in Appendix C of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                          PROSPECTUS DATED MAY 1, 1998

                               TABLE OF CONTENTS

INDEX OF SPECIAL TERMS.................      2
FEE TABLE..............................      3
CONDENSED FINANCIAL INFORMATION........      5
THE ANNUITY CONTRACT...................      5
Purchase Payments......................      6
Accumulation Units.....................      6
The Funding Options....................      6
Substitutions and Additions............      8
CHARGES AND DEDUCTIONS.................      8
Withdrawal Charge......................      8
Free Withdrawal Allowance..............      9
Administrative Charges.................      9
Mortality and Expense Risk Charge......      9
Reduction or Elimination of Contract
  Charges..............................      9
Funding Option Expenses................     10
Premium Tax............................     10
Changes in Taxes Based Upon Premium or
  Value................................     10
OWNERSHIP PROVISIONS...................     10
Types of Ownership.....................     10
Beneficiary............................     10
Annuitant..............................     11
TRANSFERS..............................     11
Dollar Cost Averaging..................     11
ACCESS TO YOUR MONEY...................     11
Systematic Withdrawals.................     12
Loans..................................     12
DEATH BENEFIT..........................     12
Death Proceeds Before the Maturity
  Date.................................     12
Payment of Proceeds....................     13
Death Proceeds After the Maturity
  Date.................................     14
THE ANNUITY PERIOD.....................     14
Maturity Date..........................     14
Allocation of Annuity..................     14
Variable Annuity.......................     14
Fixed Annuity..........................     15
PAYMENT OPTIONS........................     15
Election of Options....................     15
Annuity Options........................     16
Income Options.........................     16
MISCELLANEOUS CONTRACT PROVISIONS......     17
Right to Return........................     17
Termination............................     17
Required Reports.......................     17
Suspension of Payments.................     17
Transfers of Contract Values to Other
  Annuities............................     17
THE SEPARATE ACCOUNT...................     18
Mixed and Shared Funding...............     18
Performance Information................     18
FEDERAL TAX CONSIDERATIONS.............     19
General Taxation of Annuities..........     19
Types of Contracts: Qualified or
  Nonqualified.........................     19
Nonqualified Annuity Contracts.........     19
Qualified Annuity Contracts............     20
Penalty Tax for Premature
  Distributions........................     20
Diversification Requirements for
  Variable Annuities...................     20
Ownership of the Investments...........     20
Mandatory Distributions for Qualified
  Plans................................     21
OTHER INFORMATION......................     21
The Insurance Company..................     21
IMSA...................................     21
Year 2000 Compliance...................     21
Distribution of Variable Annuity
  Contracts............................     22
Conformity with State and Federal
  Laws.................................     22
Voting Rights..........................     22
Legal Proceedings And Opinions.........     22
APPENDIX A: Condensed Financial
  Information..........................     24
APPENDIX B: The Fixed Account..........     25
APPENDIX C: Contents of the Statement
  of Additional Information............     27

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit......................      6
Annuitant..............................     11
Annuity Payments.......................     15
Annuity Unit...........................     15
Cash Surrender Value...................     12
Contract Date..........................      5
Contract Owner (You, Your).............      5
Contract Value.........................      5
Contract Year..........................      5
Fixed Account..........................     25
Funding Option(s)......................      6
Income Payments........................     17
Maturity Date..........................      5
Purchase Payment.......................      6
Written Request........................      6

                               FUND ABD FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of purchase payments
      withdrawn):
        LENGTH OF TIME FROM PURCHASE PAYMENT

            (NUMBER OF YEARS)                   CHARGE
                    1                             6%
                    2                             6%
                    3                             5%
                    4                             5%
                    5                             4%
                    6                             3%
                    7                             2%
               8 and over                         0%
     ANNUAL CONTRACT ADMINISTRATIVE CHARGE
        (Waived if contract value is $40,000 or more)     $30
ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
      Mortality and Expense Risk Charge.....................   1.25%
      Administrative Expense Charge.........................   0.15%
                                                               -----
          Total Separate Account Charges....................   1.40%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding
  Option as of December 31, 1997,
unless otherwise noted)

                                                          MANAGEMENT FEE   OTHER EXPENSES       TOTAL
                                                          (AFTER EXPENSE   (AFTER EXPENSE    UNDERLYING
                    PORTFOLIO NAME:                       REIMBURSEMENT)   REIMBURSEMENT)   FUND EXPENSES
---------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...............................       0.75%            0.09%           0.84%
Money Market Portfolio..................................       0.32%            0.08%(1)        0.40%
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series.........................................       0.75%            0.10%(2)        0.85%
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio......................       0.75%            0.05%           0.80%
    Small Cap Portfolio.................................       0.75%            0.03%           0.78%
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund............       0.70%            0.30%(3)        1.00%
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio...........................       0.80%            0.02%(4)        0.82%
    MFS Total Return Portfolio..........................       0.80%            0.06%(4)        0.86%
    Putnam Diversified Income Portfolio.................       0.75%            0.13%(4)        0.88%
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio..........................       0.60%            0.20%(5)        0.80%
    Disciplined Mid Cap Stock Portfolio.................       0.70%            0.25%(6)        0.95%
    Disciplined Small Cap Stock Portfolio...............       0.80%            0.20%(5)        1.00%
    Equity Income Portfolio.............................       0.75%            0.20%(6)        0.95%
    Federated High Yield Portfolio......................       0.65%            0.30%(6)        0.95%
    Federated Stock Portfolio...........................       0.63%            0.32%(6)        0.95%
    Large Cap Portfolio.................................       0.75%            0.20%(6)        0.95%
    Lazard International Stock Portfolio................       0.83%            0.42%(6)        1.25%
    MFS Emerging Growth Portfolio.......................       0.75%            0.20%(6)        0.95%
    MFS Mid Cap Growth Portfolio........................       0.80%            0.20%(5)        1.00%
    MFS Research Portfolio..............................       0.80%            0.20%(5)        1.00%
    Strategic Stock Portfolio...........................       0.60%            0.30%(5)        0.90%
    Travelers Quality Bond Portfolio....................       0.32%            0.43%(6)        0.75%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio..........................       0.45%            0.95%(7)        1.40%

NOTES:

The purpose of the Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 1.39% for the MONEY MARKET PORTFOLIO.

(2) The adviser for the DELAWARE REIT SERIES has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through June 30, 1998.

(3) The amounts set forth for Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees, legal and accounting fees, printing costs and registration fees. These expenses reflect the voluntary agreement by the Fund's adviser to impose an expense cap of 1.00% for the fiscal year ending December 31, 1998 on the total operating expenses of the Fund (exclusive of taxes, interest and extraordinary expenses such as litigation and indemnification expenses). Absent such agreement, the ratio of other expenses and total operating expenses to the average daily net assets would be 1.91% and 2.61%, respectively, for the SALOMON BROTHERS VARIABLE INVESTORS FUND.

(4) Other expenses are as of October 31, 1997 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1997.

(5) Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees , legal and accounting fees, printing costs and registration fees. Additionally, these fees reflect a voluntary expense reimbursement arrangement by Travelers to reimburse the Portfolios for the amount by which their aggregate total operating expenses exceed 1.00% for the DISCIPLINED SMALL CAP STOCK PORTFOLIO, MFS MID CAP GROWTH PORTFOLIO and MFS RESEARCH PORTFOLIO; 0.80% for the CONVERTIBLE BOND PORTFOLIO and 0.90% for the STRATEGIC STOCK PORTFOLIO. These expenses have been illustrated at a limit which the Portfolios' adviser believes to be in line with the actual projected expenses of the Portfolios.

(6) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95% (1.25% for the Lazard International Stock Portfolio and 0.75% for the Quality Bond Portfolio). Without such arrangements, the Total Funding Option Expenses for the Portfolios would have been as follows: 1.05% for MFS EMERGING GROWTH PORTFOLIO; 1.10% for FEDERATED HIGH YIELD PORTFOLIO; 1.14% for FEDERATED STOCK PORTFOLIO; 1.90% for EQUITY INCOME PORTFOLIO; 2.65% for LARGE CAP PORTFOLIO; 1.82% for DISCIPLINED MID CAP STOCK PORTFOLIO; 1.76% for LAZARD INTERNATIONAL STOCK PORTFOLIO; and 1.13% for TRAVELERS QUALITY BOND PORTFOLIO.

(7) The WARBURG PINCUS EMERGING MARKETS PORTFOLIO'S investment advisor and co-administrator have agreed to limit the Portfolio's total operating expenses to 1.40% through December 31, 1998. Absent this waiver of fees, the Portfolio's management fees, other expenses and total operating expenses would equal 1.25%, 0.95% and 2.20%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements.

EXAMPLE*

Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses:

-----------------------------------------------------------------------------------------------------------------------
                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                  END OF PERIOD SHOWN:             ANNUITIZED AT END OF PERIOD SHOWN:
                                          -------------------------------------   -------------------------------------
             PORTFOLIO NAME               1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...............   $83      $120      $161       $259      $23       $70      $121       $259
Money Market Portfolio..................    78       107       138        213       18        57        98        213
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series..........................    83       121       161        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
   Capital Appreciation Portfolio.......    82       119       159        255       22        69       119        255
   Small Cap Portfolio..................    82       119       158        253       22        69       118        253
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
   Salomon Brothers Variable Investors
     Fund...............................    84       125       169        275       24        75       129        275
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio............    83       120       160        257       23        70       120        257
   MFS Total Return Portfolio...........    83       121       162        261       23        71       122        261
   Putnam Diversified Income
     Portfolio..........................    83       122       163        263       23        72       123        263
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio...........    82       119       159        255       22        69       119        255
   Disciplined Mid Cap Stock
     Portfolio..........................    84       124       166        270       24        74       126        270
   Disciplined Small Cap Stock
     Portfolio..........................    84       125       169        275       24        75       129        275
   Equity Income Portfolio..............    84       124       166        270       24        74       126        270
   Federated High Yield Portfolio.......    84       124       166        270       24        74       126        270
   Federated Stock Portfolio............    84       124       166        270       24        74       126        270
   Large Cap Portfolio..................    84       124       166        270       24        74       126        270
   Lazard International Stock
     Portfolio..........................    87       133       181        300       27        83       141        300
   MFS Emerging Growth Portfolio........    84       124       166        270       24        74       126        270
   MFS Mid Cap Growth Portfolio.........    84       125       169        275       24        75       129        275
   MFS Research Portfolio...............    84       125       169        275       24        75       129        275
   Strategic Stock Portfolio............    83       122       164        265       23        72       124        265
   Travelers Quality Bond Portfolio.....    82       118       156        250       22        68       116        250
WARBURG PINCUS TRUST
   Emerging Markets Portfolio...........    88       137       189        314       28        87       149        314

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF 0.014% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

See Appendix A.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Portfolio Architect Annuity is a contract between you, the contract owner, and The Travelers Insurance Company (called "us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your account. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. You assume the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits became effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase Payments over $1,000,000 may be made with our prior consent. In some states, we do not accept additional purchase payments.

We will apply the initial purchase payment within two business days after we receive it at our Home Office. Subsequent purchase payments will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-8573.

The current funding options are listed below, along with their investment advisers and any subadviser:

        FUNDING OPTIONS                        INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund        Seeks growth of capital through the use of common    Travelers Asset Management
                                 stocks. Income is not an objective. The Fund         International Corporation
                                 invests principally in common stocks of small to     ("TAMIC")
                                 large companies which are expected to experience     Subadviser: Janus
                                 wide fluctuations in price in both rising and        Capital Corp.
                                 declining markets.
Money Market Portfolio           Seeks high current income from short-term money      TAMIC
(formerly "Cash Income Trust")   market instruments while preserving capital and
                                 maintaining a high degree of liquidity.
DELAWARE GROUP PREMIUM FUND,
INC.
    REIT Series                  Seeks maximum long-term total return by investing    Delaware Management Company,
                                 in securities of companies primarily engaged in      Inc.
                                 the real estate industry. Capital appreciation is    Subadviser: Lincoln Investment
                                 a secondary objective.                               Management, Inc.

        FUNDING OPTIONS                        INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT
FUND
    Capital Appreciation         Seeks primarily to provide long-term capital         The Dreyfus Corporation
    Portfolio                    growth consistent with the preservation of           Subadviser: Fayez Sarofim & Co.
                                 capital; current income is a secondary investment
                                 objective. The portfolio invests primarily in the
                                 common stocks of domestic and foreign issuers.
    Small Cap Portfolio          Seeks to maximize capital appreciation.              The Dreyfus Corporation
SALOMON BROTHERS VARIABLE
SERIES FUND, INC.
    Salomon Brothers Variable    Seeks long-term growth of capital. Current income    Salomon Brothers Asset
    Investors Fund               is a secondary objective.                            Management ("SBAM")
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio    Seeks long-term growth of capital by investing       Travelers Investment Adviser
                                 predominantly in equity securities of companies      ("TIA")
                                 with a favorable outlook for earnings and whose      Subadviser: Alliance Capital
                                 rate of growth is expected to exceed that of the     Management L.P.
                                 U.S. economy over time. Current income is only an
                                 incidental consideration.
    MFS Total Return Portfolio   Seeks to obtain above-average income (compared to    TIA
                                 a portfolio entirely invested in equity              Subadviser: Massachusetts
                                 securities) consistent with the prudent              Financial Services Company
                                 employment of capital. Generally, at least 40% of    ("MFS")
                                 the Portfolio's assets will be invested in equity
                                 securities.
    Putnam Diversified Income    Seeks high current income consistent with            TIA
    Portfolio                    preservation of capital. The Portfolio will          Subadviser: Putnam Investment
                                 allocate its investments among the U.S.              Management, Inc.
                                 Government Sector, the High Yield Sector, and the
                                 International Sector of the fixed income
                                 securities markets.
TRAVELERS SERIES TRUST
    Convertible Bond Portfolio   Seeks current income and capital appreciation by     TAMIC
                                 investing in convertible securities and in
                                 combinations of nonconvertible fixed-income
                                 securities and warrants or call options that
                                 together resemble convertible securities
                                 ("synthetic convertible securities").
    Disciplined Mid Cap Stock    Seeks growth of capital by investing primarily in    TAMIC
    Portfolio (formerly "Mid     a broadly diversified portfolio of common stocks.    Subadviser: TIMCO
    Cap Disciplined Equity
    Fund")
    Disciplined Small Cap Stock  Seeks long term capital appreciation by investing    TAMIC
    Portfolio                    primarily (at least 65% of its total assets) in      Subadviser: TIMCO
                                 the common stocks of U.S. Companies with
                                 relatively small market capitalizations at the
                                 time of investment.
    Equity Income Portfolio      Seeks reasonable income by investing at least 65%    TAMIC
                                 in income-producing equity securities. The           Subadviser: Fidelity Management
                                 balance may be invested in all types of domestic     & Research Company
                                 and foreign securities, including bonds. The
                                 Portfolio seeks to achieve a yield that exceeds
                                 that of the securities comprising the S&P 500.
                                 The Subadviser also considers the potential for
                                 capital appreciation.
    Federated High Yield         Seeks high current income by investing primarily     TAMIC
    Portfolio                    in a professionally managed, diversified             Subadviser: Federated
                                 portfolio of fixed income securities.                Investment Counseling, Inc.
    Federated Stock Portfolio    Seeks growth of income and capital by investing      TAMIC
                                 principally in a professionally managed and          Subadviser: Federated
                                 diversified portfolio of common stock of             Investment Counseling, Inc.
                                 high-quality companies (i.e., leaders in their
                                 industries and characterized by sound management
                                 and the ability to finance expected growth).
    Large Cap Portfolio          Seeks long-term growth of capital by investing       TAMIC
                                 primarily in equity securities of companies with     Subadviser: Fidelity Management
                                 large market capitalizations.                        & Research Company

        FUNDING OPTIONS                        INVESTMENT OBJECTIVE                    INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------------
THE TRAVELERS SERIES TRUST (CONTINUED)
    Lazard International Stock   Seeks capital appreciation by investing primarily    TAMIC
    Portfolio                    in the equity securities of non-United States        Subadviser: Lazard Asset
                                 companies (i.e., incorporated or organized           Management
                                 outside the United States).
    MFS Emerging Growth          Seeks long-term growth of capital. Dividend and      TAMIC
    Portfolio                    interest income from portfolio securities, if        Subadviser: MFS
                                 any, is incidental.
    MFS Mid Cap Growth           Seeks to obtain long term growth of capital by       TAMIC
    Portfolio                    investing, under normal market conditions, at        Subadviser: MFS
                                 least 65% of its total assets in equity
                                 securities of companies with medium market
                                 capitalization which the investment adviser
                                 believes have above-average growth potential.
    MFS Research Portfolio       Seeks to provide long-term growth of capital and     TAMIC
                                 future income.                                       Subadviser: MFS
    Strategic Stock Portfolio    Seeks to provide an above-average total return       TAMIC
                                 through a combination of potential capital           Subadviser: TIMCO
                                 appreciation and dividend income by investing
                                 primarily in high dividend yielding stocks
                                 periodically selected from the companies included
                                 in (i) the Dow Jones Industrial Average and
                                 (ii)the Standard & Poor's 100 Stock Index.
    Travelers Quality Bond       Seeks current income, moderate capital volatility    TAMIC
    Portfolio                    and total return.
WARBURG PINCUS TRUST
    Emerging Markets Portfolio   Seeks long-term growth of capital by investing       Warburg Pincus Asset
                                 primarily in equity securities of non-U.S.           Management, Inc.
                                 issuers consisting of companies in emerging
                                 securities markets.

SUBSTITUTIONS AND ADDITIONS

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
WITHDRAWAL CHARGE

No sales charges are deducted from purchase payments when they are applied under the Contract. However, a withdrawal charge will be deducted if any or all of the contract value is withdrawn during the first seven years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge.

The withdrawal charge is equal to a percentage of purchase payments withdrawn from the Contract and is calculated as follows:

LENGTH OF TIME FROM
 PURCHASE PAYMENT                     WITHDRAWAL
 (NUMBER OF YEARS)                      CHARGE
         1                                6%
         2                                6%
         3                                5%
         4                                5%
         5                                4%
         6                                3%
         7                                2%
    8 and over                            0%

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from any free withdrawal amount (as described below); next from remaining purchase payments (on a first-in, first-out basis); and then from contract earnings (in excess of the free withdrawal amount). Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge (1) from payments we make due to the death of the contract owner or the death of the annuitant with no contingent annuitant surviving; (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

There is a 10% free withdrawal allowance available each year after the first contract year. The available amount will be calculated as of the end of the previous contract year. The free withdrawal allowance applies to any partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, this provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

A Contract administrative charge of $30 is deducted annually from Contracts with a value of less than $40,000. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of each August by canceling accumulation units applicable to each funding option on a pro rata basis. This charge will be prorated from the date of purchase to the next charge deduction date. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge: (1) if the distribution results from the death of the contract owner or the annuitant with no contingent annuitant surviving, (2) after an annuity payout has begun, or (3) if the contract value on the date of assessment is equal to or greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk charge. The deduction is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. We reserve the right to lower this charge at any time. The mortality risk portion compensates us for guaranteeing to provide annuity payments according to the terms of the Contract regardless of how long the annuitant lives and for guaranteeing to provide the death benefit if an annuitant dies prior to the maturity date. The expense risk portion compensates us for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The withdrawal charge, the administrative charges, and the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales or administration of the Contract result in savings or reduction of administrative or sales expenses, and/or mortality and expense risks. Any such reduction will be based on the following: (1) the size and type of group to which sales are to be made; (2) the total amount of purchase payments to be received; and

(3) any prior or existing relationship with the Company. There may be other circumstances, of which we are not presently aware, which could result in fewer sales expenses, administrative charges, or mortality and expense risk charges. For certain trusts, the Company may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. In no event will reduction or elimination of the withdrawal charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

FUNDING OPTION EXPENSES

The deductions from and expenses paid out of the assets of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.

With nonqualified contracts, the beneficiary named in the contract may differ from the designated beneficiary (for example, the joint owner or a contingent annuitant). In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

For nonqualified Contracts only, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. (For Contracts issued in New York, the election must be made in writing.) You must have a minimum total contract value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum amount that may be transferred through this program is $400.

You may establish automated transfers of contract values from the Fixed Account, subject to certain restrictions. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. All provisions and terms of the Contract apply to automated transfers, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value, less any withdrawal charge and any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made depending on the contract value at the time of surrender.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant, the contract owner or the first of joint owners dies and there is no contingent annuitant. The death benefit is calculated at the close of the business day on which the Company's Home Office received due proof of death and written payment instructions.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the highest of all "final death benefit values" as described below.

A separate death benefit value will be established on the contract date and on each anniversary of the contract date which occurs on or before the death report date. The death benefit value established on the contract date will initially equal the purchase payment. The death benefit value established on each contract date anniversary will initially equal the contract value on that anniversary. Thereafter, each death benefit value will be adjusted to reflect any purchase payments made, or any partial withdrawals taken, from the date on which a particular death benefit value was established until the death report date. Once any adjustment has been made, a "death benefit value" then becomes equal to the previous death benefit value plus or minus that adjustment.

Adjustments to the death benefit values for any purchase payments or partial withdrawals will be made in the order that such purchase payments or partial withdrawals occur. For each purchase payment, death benefit values will be increased by the amount of the purchase payment. For each partial withdrawal, death benefit values will be reduced by a "partial withdrawal reduction" which equals the product of (i) the death benefit value immediately before the reduction of the partial withdrawal, and (ii) the amount of the partial withdrawal divided by the contract value immediately before the partial withdrawal. The "final death benefit value" associated with the contract date and with each contract date anniversary equals the initial death benefit value plus or minus all adjustments until the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80, BUT BEFORE AGE 90. The death benefit payable will be the greatest of (1), (2) or (3) below, less any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the maximum of all "final death benefit values" associated with the contract date or any contract date anniversary occurring on or before the annuitant's 80th birthday.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 90. The death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate.

Under a nonqualified contract, the death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.

If the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.

DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER. If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.

ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or another entity), any annuitant will be treated as the contract owner. Any change in the annuitant will be treated as the death of the contract owner.

DEATH PROCEEDS AFTER THE MATURITY DATE

If the death of any contract owner or annuitant occurs on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made.

Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday, or ten years after the effective date of the contract, if later, for nonqualified contracts. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or the year of retirement; or upon the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your Contract.) If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding annuity unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains Life Annuity Tables used to determine the first monthly annuity payment. The amount applied to effect a variable annuity will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that annuity option. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the settlement options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent annuity payments is not predetermined and may change from month to month based on the investment experience of the applicable funding option. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity." If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump-sum. The amount applied to effect an annuity or income option will be the cash surrender value as of the date the payments begin, less any applicable premium taxes not previously deducted. (Certain states may have different requirements that we will honor.) The cash surrender value used to determine the amount of any such payment will be determined on the same basis as the cash surrender value during the accumulation period, including the deduction for mortality and expense risks and the contract administrative expense charge.

On the maturity date, we will pay the amount due under the Contract in one lump sum (except in Florida, where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the fixed period selected based on the cash surrender value as of the date payments begin. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for income payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value (contract value less any applicable premium tax, in the states that so require), less any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Fund ABD For Variable Annuities ("Fund ABD") was established on October 17, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD are, in accordance with the Contracts, credited to or charged against Fund ABD without regard to other income, gains and losses of the Company. The assets held by Fund ABD are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to Fund ABD. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

MIXED AND SHARED FUNDING

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total returns," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any withdrawal charge or the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of Fund Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly-owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE

Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and result of operations of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The compensation paid to sales representatives will not exceed 7% of the payments made under the Contracts.

From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

Any sales representative or employee will have been qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter for the Contracts is Tower Square Securities, Inc., an affiliate of the Company; however, it is currently anticipated that Travelers Distribution Company, an affiliated broker-dealer, may become the principal underwriter for the Contracts during 1998.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


There are no pending material legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to the business, to which the Company is a party. In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October, 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants, including the Company, answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------


                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES


                           ACCUMULATION UNIT VALUES*


                                                                   PERIOD             PERIOD FROM
                                                                    ENDED            JUNE 24, 1996
                                                                DECEMBER 31,      (EFFECTIVE DATE) TO
                       FUNDING OPTION                               1997           DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of period.......................     $    1.032             $ 1.000
    Unit Value at end of period.............................          1.283               1.032
    Number of units outstanding at end of period............        870,525                  --
MONEY MARKET PORTFOLIO (FORMERLY "CASH INCOME TRUST") (7/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.033                 N/A
    Number of units outstanding at end of period............        345,682                 N/A
ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of period.......................     $    1.037             $ 1.000
    Unit Value at end of period.............................          1.319               1.037
    Number of units outstanding at end of period............      1,062,634                  --
MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.183                 N/A
    Number of units outstanding at end of period............        962,287                 N/A
PUTNAM DIVERSIFIED INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period.......................          1.007               1.000
    Unit Value at end of period.............................          1.070               1.007
    Number of units outstanding at end of period............         51,659                  --
TRAVELERS QUALITY BOND PORTFOLIO (7/97)
    Unit Value at beginning of period.......................     $    1.001             $ 1.000
    Unit Value at end of period.............................          1.057               1.001
    Number of units outstanding at end of period............        378,758                  --
LAZARD INTERNATIONAL STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.027             $ 1.000
    Unit Value at end of period.............................          1.095               1.027
    Number of units outstanding at end of period............        849,629                  --
MFS EMERGING GROWTH PORTFOLIO (4/97)
    Unit Value at beginning of period.......................     $    1.004             $ 1.000
    Unit Value at end of period.............................          1.198               1.004
    Number of units outstanding at end of period............        528,553                  --
FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.285                 N/A
    Number of units outstanding at end of period............        352,550                 N/A
FEDERATED HIGH YIELD PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.140                 N/A
    Number of units outstanding at end of period............        620,667                 N/A
LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of period.......................     $    1.023             $ 1.000
    Unit Value at end of period.............................          1.245               1.023
    Number of units outstanding at end of period............        491,869                  --
EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.026             $ 1.000
    Unit Value at end of period.............................          1.339               1.026
    Number of units outstanding at end of period............        639,656                  --
DISCIPLINED MID CAP STOCK PORTFOLIO (FORMERLY "MID CAP
  DISCIPLINED EQUITY FUND") (6/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.195                 N/A
    Number of units outstanding at end of period............        120,880                 N/A



* The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD are contained in the Annual Report to contract owners. The consolidated financial statements of The Travelers Insurance Company are contained in the SAI.

                                   APPENDIX B

--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT


The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in the Separate Account or any other separate account sponsored by the Company or its affiliates.


The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.


Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the variable funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.



We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.


Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS


You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semi-annual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semi-annual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.


Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

             TRAVELERS PORTFOLIO ARCHITECT SELECT VARIABLE ANNUITY
                                CONTRACT PROFILE

                                  MAY 1, 1998

THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE PROSPECTUS WHICH IS ATTACHED TO THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY. THE TERMS "WE," "US," "OUR" AND THE "COMPANY" REFER TO THE TRAVELERS INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE CONTRACT OWNER.

1. THE VARIABLE ANNUITY CONTRACT. The Contract offered by The Travelers Insurance Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. The contract may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group contract. For convenience, we refer to both Contracts and certificates as "Contracts." Under a qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options listed in Section 4 and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You may also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE). You may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive regular payments from your annuity, you can choose one of the following annuity options: Option 1 -- payments for your life (life annuity) -- assuming that you are the annuitant; Option 2 -- payments for your life with an added guarantee that payments will continue to your beneficiary for a certain number of months (120, 180 or 240, as you select), if you should die during that period; Option 3 -- Joint and Last Survivor Life Annuity, in which payments are made for your life and the life of another person (usually your spouse). Option 3 can also be elected with payments continuing at a reduced rate after the death of one payee. There are also two Income Options: Fixed Amount -- the cash surrender value of your Contract will be paid to you in equal payments; or Fixed Period -- the cash surrender value will be used to make payments for a fixed time period. If you should die before the end of the Fixed Period, the remaining amount would go to your beneficiary.

Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

3. PURCHASE. You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase. (In some states, additional payments are not allowed.)

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers for Individual Retirement Annuities (IRAs) and (3) rollovers for other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.

4. INVESTMENT OPTIONS. You can direct your money into the Fixed Account or any or all of the following funding options. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options:

Capital Appreciation Fund
Money Market Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Total Return Portfolio
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  Salomon Brothers Variable Investors Fund
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio


5. EXPENSES. The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000, the Company deducts an annual contract administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options, and a related sub-account administrative charge of .15% annually is charged.

Each funding option charges for management and other expenses. The charges range from .40% to 1.40% annually, of the average daily net asset balance of the funding option, depending on the funding option.

If you withdraw amounts under the Contract, the Company may deduct a withdrawal charge (0% to 6%) of the amount of purchase payments withdrawn from the Contract. If you withdraw all amounts under the Contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax of 0%-5%.

The following table is designed to help you understand the Contract charges. The column "Total Annual Insurance Charges" column includes the mortality and expense risk charge, the sub-account administrative charge, and reflects the $30 annual contract administrative charge as .014%. The "Total Annual Funding Option Expenses" column reflects the investment charges for each portfolio, including any expense waiver or reimbursement. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a one-year period and for a 10-year period. As required by the SEC, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of year 1 and at the end of year 10. For year 1, the examples show the total annual charges assessed during that time as well as the withdrawal charge. For the 10-year example, the total annual charges are included, but no withdrawal charge is reflected.

                                                                      TOTAL                EXAMPLES: TOTAL
                                                           TOTAL      ANNUAL               ANNUAL EXPENSES
                                                          ANNUAL     FUNDING     TOTAL       AT END OF:
                                                         INSURANCE    OPTION    ANNUAL    -----------------
                    PORTFOLIO NAME                        CHARGES    EXPENSES   CHARGES   1 YEAR   10 YEARS
-----------------------------------------------------------------------------------------------------------
Capital Appreciation Fund..............................    1.41%       0.84%     2.25%     $83       $259
Money Market Portfolio.................................    1.41%       0.40%     1.81%      78        213
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series........................................    1.41%       0.85%     2.26%      83        260
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio.....................    1.41%       0.80%     2.21%      82        255
    Small Cap Portfolio................................    1.41%       0.78%     2.19%      82        253
GREENWICH STREET SERIES FUND
    Appreciation Portfolio.............................    1.41%       1.00%     2.41%      84        275
    Diversified Strategic Income Portfolio.............    1.41%       0.98%     2.39%      84        273
    Total Return Portfolio.............................    1.41%       0.79%     2.20%      82        254
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors Fund...........    1.41%       1.00%     2.41%      84        275
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio..........................    1.41%       0.82%     2.23%      83        257
    MFS Total Return Portfolio.........................    1.41%       0.86%     2.27%      83        261
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio.........................    1.41%       0.80%     2.21%      82        255
    Disciplined Mid Cap Stock Portfolio................    1.41%       0.95%     2.36%      84        270
    Disciplined Small Cap Stock Portfolio..............    1.41%       1.00%     2.41%      84        275
    Equity Income Portfolio............................    1.41%       0.95%     2.36%      84        270
    Federated High Yield Portfolio.....................    1.41%       0.95%     2.36%      84        270
    Federated Stock Portfolio..........................    1.41%       0.95%     2.36%      84        270
    Large Cap Portfolio................................    1.41%       0.95%     2.36%      84        270
    Lazard International Stock Portfolio...............    1.41%       1.25%     2.66%      87        300
    MFS Emerging Growth Portfolio......................    1.41%       0.95%     2.36%      84        270
    MFS Mid Cap Growth Portfolio.......................    1.41%       1.00%     2.41%      84        275
    Travelers Quality Bond Portfolio...................    1.41%       0.75%     2.16%      82        250
WARBURG PINCUS TRUST
    Emerging Markets Portfolio.........................    1.41%       1.40%     2.81%      88        314

6. TAXES. The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the Contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

7. ACCESS TO YOUR MONEY. You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made (6% if withdrawn within one year, gradually decreasing to 0% for payments held by the company for 8 years or more). After the first contract year, you may withdraw up to 10% of the contract value (as of the previous Contract year end) without a withdrawal charge. Of course, you may also have to pay income taxes and a tax penalty on any money you take out.

8. PERFORMANCE. The value of the Contract will vary depending upon the investment performance of the funding options you choose. The following chart shows total returns for each funding option for the time periods shown. These numbers reflect the insurance charges, administrative charge, investment charges and all other expenses of the funding option. The numbers do not reflect any withdrawal charge or any applicable taxes, which, if applied, would reduce such performance. Past performance is not a guarantee of future results. Performance information that predates the separate account is considered "nonstandard" by the SEC. Such performance information is shown in the Statement of Additional Information that you may request free of charge.

LAST TEN CALENDAR YEARS (OR FULL YEARS SINCE INCEPTION):

---------------------------------------------------------------------
                       PORTFOLIO NAME                           1997
---------------------------------------------------------------------
Capital Appreciation Fund...................................   24.36%
Money Market Portfolio......................................    3.59%
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio.................................   27.22%
  MFS Total Return Portfolio................................   19.55%
THE TRAVELERS SERIES TRUST
  Equity Income Portfolio...................................   30.47%
  Federated High Yield Portfolio............................   13.84%
  Federated Stock Portfolio.................................   31.66%
  Large Cap Portfolio.......................................   21.72%
  Lazard International Stock Portfolio......................    6.61%
  MFS Emerging Growth Portfolio.............................   19.33%
  Travelers Quality Bond Portfolio..........................    5.64%

Those funding options not illustrated above do not yet have one full year of performance history.

9. DEATH BENEFIT. The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the Annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death. If you die before you reach age 90, the death benefit equals the greatest of: (1) the contract value;(2) the total purchase payments made under the Contract less all partial withdrawals; or (3) the maximum "final death benefit value" occurring on or before your 80(th) birthday (after adjustments for all purchase payments and withdrawals). (See the Contract prospectus for a full explanation of "final death benefit value.")

Assuming you are the annuitant, if you die on or after age 90 and before the maturity date, the death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

NOTE: In all cases described above, amounts will be reduced by loans outstanding, premium taxes owed and partial withdrawals not previously deducted. Certain states may have varying age requirements.

10. OTHER INFORMATION

RIGHT TO RETURN. If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract Value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract Value (including charges) will be refunded. The Contract Value will be determined at the close of business on the day we receive a written request for a refund.

TRANSFERS BETWEEN FUNDING OPTIONS. You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. We, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.

     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

11. INQUIRIES. If you need more information, please contact us at (800) 842-8573 or:
    Travelers Insurance Company
    Annuity Investor Services
    One Tower Square
    Hartford, CT 06183-9061

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                      TRAVELERS PORTFOLIO ARCHITECT SELECT
                                   PROSPECTUS

This prospectus describes PORTFOLIO ARCHITECT SELECT, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Portfolio Architect Select may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."

You can choose to have your purchase payments accumulate on a fixed basis (i.e., a Fixed Account funded through the Company's general account) and/or a variable basis (i.e., one or more of the sub-accounts ("funding options")) of the Travelers Fund ABD for Variable Annuities ("Fund ABD"). Your contract value will vary daily to reflect the investment experience of the funding options you select and any interest credited to the Fixed Account. The variable funding options currently available are:

Capital Appreciation Fund
Money Market Portfolio
DELAWARE GROUP PREMIUM FUND, INC.
  REIT Series
DREYFUS VARIABLE INVESTMENT FUND
  Capital Appreciation Portfolio
  Small Cap Portfolio
GREENWICH STREET SERIES FUND
  Appreciation Portfolio
  Diversified Strategic Income Portfolio
  Total Return Portfolio
SALOMON BROTHERS VARIABLE SERIES
  FUNDS, INC.
  Salomon Brothers Variable Investors Fund
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio
  MFS Total Return Portfolio
THE TRAVELERS SERIES TRUST
  Convertible Bond Portfolio
  Disciplined Mid Cap Stock Portfolio
  Disciplined Small Cap Stock Portfolio
  Equity Income Portfolio
  Federated High Yield Portfolio
  Federated Stock Portfolio
  Large Cap Portfolio
  Lazard International Stock Portfolio
  MFS Emerging Growth Portfolio
  MFS Mid Cap Growth Portfolio
  Travelers Quality Bond Portfolio
WARBURG PINCUS TRUST
  Emerging Markets Portfolio

The Fixed Account is described in Appendix B. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about Fund ABD by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-9061, call (800) 842-8573 or access the SEC's website (http://www.sec.gov). The contents of the SAI appears in Appendix C of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.
                          PROSPECTUS DATED MAY 1, 1998

                               TABLE OF CONTENTS

INDEX OF SPECIAL TERMS.................      2
FEE TABLE..............................      3
CONDENSED FINANCIAL INFORMATION........      5
THE ANNUITY CONTRACT...................      5
Purchase Payments......................      6
Accumulation Units.....................      6
The Funding Options....................      6
Substitutions and Additions............      8
CHARGES AND DEDUCTIONS.................      8
Withdrawal Charge......................      8
Free Withdrawal Allowance..............      9
Administrative Charges.................      9
Mortality and Expense Risk Charge......      9
Reduction or Elimination of Contract
  Charges..............................     10
Funding Option Expenses................     10
Premium Tax............................     10
Changes in Taxes Based Upon Premium or
  Value................................     10
OWNERSHIP PROVISIONS...................     10
Types of Ownership.....................     10
Beneficiary............................     11
Annuitant..............................     11
TRANSFERS..............................     11
Dollar Cost Averaging..................     11
ACCESS TO YOUR MONEY...................     12
Systematic Withdrawals.................     12
Loans..................................     12
DEATH BENEFIT..........................     13
Death Proceeds Before the Maturity
  Date.................................     13
Payment of Proceeds....................     13
Death Proceeds After the Maturity
  Date.................................     14
THE ANNUITY PERIOD.....................     14
Maturity Date..........................     14
Allocation of Annuity..................     15
Variable Annuity.......................     15
Fixed Annuity..........................     15
PAYMENT OPTIONS........................     15
Election of Options....................     15
Annuity Options........................     16
Income Options.........................     17
MISCELLANEOUS CONTRACT PROVISIONS......     17
Right to Return........................     17
Termination............................     17
Required Reports.......................     18
Suspension of Payments.................     18
Transfers of Contract Values to Other
  Annuities............................     18
THE SEPARATE ACCOUNT...................     18
Mixed and Shared Funding...............     18
Performance Information................     19
FEDERAL TAX CONSIDERATIONS.............     19
General Taxation of Annuities..........     20
Types of Contracts: Qualified or
  Nonqualified.........................     20
Nonqualified Annuity Contracts.........     20
Qualified Annuity Contracts............     20
Penalty Tax for Premature
  Distributions........................     21
Diversification Requirements for
  Variable Annuities...................     21
Ownership of the Investments...........     21
Mandatory Distributions for Qualified
  Plans................................     21
OTHER INFORMATION......................     22
The Insurance Company..................     22
IMSA...................................     22
Year 2000 Compliance...................     22
Distribution of Variable Annuity
  Contracts............................     22
Conformity with State and Federal
  Laws.................................     22
Voting Rights..........................     23
Legal Proceedings And Opinions.........     23
APPENDIX A: Condensed Financial
  Information..........................     24
APPENDIX B: The Fixed Account..........     25
APPENDIX C: Contents of the Statement
  of Additional Information............     27

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit......................      6
Annuitant..............................     11
Annuity Payments.......................     14
Annuity Unit...........................      6
Cash Surrender Value...................     12
Contract Date..........................      6
Contract Owner (You, Your).............      5
Contract Value.........................      5
Contract Year..........................      6
Fixed Account..........................     25
Funding Option(s)......................      6
Income Payments........................     15
Maturity Date..........................      5
Purchase Payment.......................      5
Written Request........................      6

                               FUND ABD FEE TABLE
--------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of purchase payments withdrawn):

        LENGTH OF TIME FROM PURCHASE PAYMENT

            (NUMBER OF YEARS)                   CHARGE
                    1                             6%
                    2                             6%
                    3                             5%
                    4                             5%
                    5                             4%
                    6                             3%
                    7                             2%
               8 and over                         0%
     ANNUAL CONTRACT ADMINISTRATIVE CHARGE
        (Waived if contract value is $40,000 or more)     $30
ANNUAL SEPARATE ACCOUNT CHARGES:
(as a percentage of the average daily net assets of the
  Separate Account)
      Mortality and Expense Risk Charge.....................     1.25%
      Administrative Expense Charge.........................     0.15%
                                                                 -----
          Total Separate Account Charges....................     1.40%
FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding
  Option as of December 31, 1997, unless noted otherwise)

                                                  MANAGEMENT           OTHER         TOTAL ANNUAL
                                                      FEE            EXPENSES          FUNDING
                                                (AFTER EXPENSES   (AFTER EXPENSES       OPTION
                PORTFOLIO NAME                  ARE REIMBURSED)   ARE REIMBURSED)      EXPENSES
--------------------------------------------------------------------------------------------------
Capital Appreciation Fund.....................       0.75%             0.09%            0.84%
Money Market Portfolio........................       0.32%             0.08%(1)         0.40%
DELAWARE GROUP PREMIUM FUND, INC.
    REIT Series...............................       0.75%             0.10%(2)         0.85%
DREYFUS VARIABLE INVESTMENT FUND
    Capital Appreciation Portfolio............       0.75%             0.05%            0.80%
    Small Cap Portfolio.......................       0.75%             0.03%            0.78%
GREENWICH STREET SERIES FUND
    Appreciation Portfolio....................       0.75%             0.25%            1.00%
    Diversified Strategic Income Portfolio....       0.65%             0.33%            0.98%
    Total Return Portfolio....................       0.55%             0.24%            0.79%
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.
    Salomon Brothers Variable Investors
      Fund....................................       0.70%             0.30%(3)         1.00%
TRAVELERS SERIES FUND, INC.
    Alliance Growth Portfolio.................       0.80%             0.02%(4)         0.82%
    MFS Total Return Portfolio................       0.80%             0.06%(4)         0.86%
THE TRAVELERS SERIES TRUST
    Convertible Bond Portfolio................       0.60%             0.20%(5)         0.80%
    Disciplined Mid Cap Stock Portfolio.......       0.70%             0.25%(6)         0.95%
    Disciplined Small Cap Stock Portfolio.....       0.80%             0.20%(5)         1.00%
    Equity Income Portfolio...................       0.75%             0.20%(6)         0.95%
    Federated High Yield Portfolio............       0.65%             0.30%(6)         0.95%
    Federated Stock Portfolio.................       0.63%             0.32%(6)         0.95%
    Large Cap Portfolio.......................       0.75%             0.20%(6)         0.95%
    Lazard International Stock Portfolio......       0.83%             0.42%(6)         1.25%
    MFS Emerging Growth Portfolio.............       0.75%             0.20%(6)         0.95%
    MFS Mid Cap Growth Portfolio..............       0.80%             0.20%(5)         1.00%
    Travelers Quality Bond Portfolio..........       0.32%             0.43%(6)         0.75%
WARBURG PINCUS TRUST
    Emerging Markets Portfolio................       0.45%             0.95%(7)         1.40%

NOTES:

The purpose of the Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(1) Other Expenses have been restated to reflect the current expense reimbursement arrangement with The Travelers Insurance Company. Travelers has agreed to reimburse the Fund for the amount by which its aggregate expenses (including the management fee, but excluding brokerage commissions, interest charges and taxes) exceeds 0.40%. Without such arrangement, Total Expenses would have been 1.39% for the MONEY MARKET PORTFOLIO.

(2) The adviser for the DELAWARE REIT SERIES has agreed to voluntarily waive its fee and pay the expenses of the Series to the extent that the Series' annual operating expenses, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, do not exceed 0.85% of its average daily net assets through June 30, 1998.

(3) The amounts set forth for Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees, legal and accounting fees, printing costs and registration fees. These expenses reflect the voluntary agreement by the Fund's adviser to impose an expense cap of 1.00% for the fiscal year ending December 31, 1998 on the total operating expenses of the Fund (exclusive of taxes, interest and extraordinary expenses such as litigation and indemnification expenses). Absent such agreement, the ratio of other expenses and total operating expenses to the average daily net assets would be 1.91% and 2.61%, respectively, for the SALOMON BROTHERS VARIABLE INVESTORS FUND.

(4) Other expenses are as of October 31, 1997 (the Fund's fiscal year end). There were no fees waived or expenses reimbursed for these funds in 1997.

(5) Other Expenses are based on estimates for the current fiscal year and will include fees for shareholder services, administrative fees, custodial fees , legal and accounting fees, printing costs and registration fees. Additionally, these fees reflect a voluntary expense reimbursement arrangement by Travelers to reimburse the Portfolios for the amount by which their aggregate total operating expenses exceed 1.00% for the DISCIPLINED SMALL CAP STOCK PORTFOLIO and MFS MID CAP GROWTH PORTFOLIO; and 0.80% for the CONVERTIBLE BOND PORTFOLIO. These expenses have been illustrated at a limit which the Portfolios' adviser believes to be in line with the actual projected expenses of the Portfolios.

(6) Other Expenses reflect the current expense reimbursement arrangement with Travelers where Travelers has agreed to reimburse the Portfolios for the amount by which their aggregate expenses (including management fees, but excluding brokerage commissions, interest charges and taxes) exceeds 0.95% (1.25% for the Lazard International Stock Portfolio and 0.75% for the Quality Bond Portfolio). Without such arrangements, the Total Funding Option Expenses for the Portfolios would have been as follows: 1.05% for MFS EMERGING GROWTH PORTFOLIO; 1.10% for FEDERATED HIGH YIELD PORTFOLIO; 1.14% for FEDERATED STOCK PORTFOLIO; 1.90% for EQUITY INCOME PORTFOLIO; 2.65% for LARGE CAP PORTFOLIO; 1.82% for DISCIPLINED MID CAP STOCK PORTFOLIO; 1.76% for LAZARD INTERNATIONAL STOCK PORTFOLIO; and 1.13% for TRAVELERS QUALITY BOND PORTFOLIO.

(7) The WARBURG PINCUS EMERGING MARKETS PORTFOLIO'S investment advisor and co-administrator have agreed to limit the Portfolio's total operating expenses to 1.40% through December 31, 1998. Absent this waiver of fees, the Portfolio's management fees, other expenses and total operating expenses would equal 1.25%, 0.95% and 2.20%, respectively. The Portfolio's other expenses are based on annualized estimates of expenses for the fiscal year ending December 31, 1998, net of any fee waivers or expense reimbursements.

EXAMPLE*

Assuming a 5% annual return on assets, a $1,000 investment would be subject to the following expenses:

-----------------------------------------------------------------------------------------------------------------------
                                            IF CONTRACT IS SURRENDERED AT THE       IF CONTRACT IS NOT SURRENDERED OR
                                                   END OF PERIOD SHOWN             ANNUITIZED AT END OF PERIOD SHOWN:
                                          -------------------------------------   -------------------------------------
       UNDERLYING FUNDING OPTION          1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
-----------------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund...............   $83      $120      $161       $259      $23       $70      $121       $259
Money Market Portfolio..................    78       107       138        213       18        57        98        213
DELAWARE GROUP PREMIUM FUND, INC.
   REIT Series..........................    83       121       161        260       23        71       121        260
DREYFUS VARIABLE INVESTMENT FUND
   Capital Appreciation Portfolio.......    82       119       159        255       22        69       119        255
   Small Cap Portfolio..................    82       119       158        253       22        69       118        253
GREENWICH STREET SERIES FUND
   Appreciation Portfolio...............    84       125       169        275       24        75       129        275
   Diversified Strategic Income
     Portfolio..........................    84       125       168        273       24        75       128        273
   Total Return Portfolio...............    82       119       158        254       22        69       118        254
SALOMON BROTHERS VARIABLE SERIES FUNDS,
INC.
   Salomon Brothers Variable Investors
   Fund.................................    84       125       169        275       24        75       129        275
TRAVELERS SERIES FUND, INC.
   Alliance Growth Portfolio............    83       120       160        257       23        70       120        257
   MFS Total Return Portfolio...........    83       121       162        261       23        71       122        261
THE TRAVELERS SERIES TRUST
   Convertible Bond Portfolio...........    82       119       159        255       22        69       119        255
   Disciplined Mid Cap Stock
     Portfolio..........................    84       124       166        270       24        74       126        270
   Disciplined Small Cap Stock
     Portfolio..........................    84       125       169        275       24        75       129        275
   Equity Income Portfolio..............    84       124       166        270       24        74       126        270
   Federated High Yield Portfolio.......    84       124       166        270       24        74       126        270
   Federated Stock Portfolio............    84       124       166        270       24        74       126        270
   Large Cap Portfolio..................    84       124       166        270       24        74       126        270
   Lazard International Stock
     Portfolio..........................    87       133       181        300       27        83       141        300
   MFS Emerging Growth Portfolio........    84       124       166        270       24        74       126        270
   MFS Mid Cap Growth Portfolio.........    84       125       169        275       24        75       129        275
   Travelers Quality Bond Portfolio.....    82       118       156        250       22        68       116        250
WARBURG PINCUS TRUST
   Emerging Markets Portfolio...........    88       137       189        314       28        87       149        314

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .014% OF ASSETS.

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                 See Appendix A

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Portfolio Architect Select is a contract between you, the contract owner, and The Travelers Insurance Company (called "us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your account. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. You assume the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits became effective is referred to as the contract date. Each anniversary of this contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made with our prior consent. In some states, we do not accept additional purchase payments.

We will apply the initial purchase payment within two business days after we receive it at our Home Office. Subsequent purchase payments will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your account is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-842-8573.

The current funding options are listed below, along with their investment advisers and any subadviser:

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------
Capital Appreciation Fund     Seeks growth of capital through the use of     Travelers Asset Management
                              common stocks. Income is not an objective.     International Corporation
                              The Fund invests principally in common stocks  ("TAMIC")
                              of small to large companies which are          Subadviser: Janus Capital Corp.
                              expected to experience wide fluctuations in
                              price in both rising and declining markets.
Money Market Portfolio        Seeks high current income from short-term      TAMIC
(formerly "Cash Income        money market instruments while preserving
Trust")                       capital and maintaining a high degree of
                              liquidity.
DELAWARE GROUP PREMIUM
FUND, INC.
  REIT Series                 Seeks maximum long-term total return. Capital  Delaware Management Company, Inc.
                              appreciation is a secondary objective.         Subadviser: Lincoln Investment
                                                                             Management, Inc.
DREYFUS VARIABLE INVESTMENT
FUND
  Capital Appreciation        Seeks primarily to provide long-term capital   The Dreyfus Corporation
  Portfolio                   growth consistent with the preservation of     Subadviser: Fayez Sarofim & Co.
                              capital, current income is a secondary
                              investment objective. The portfolio invests
                              primarily in the common stocks of domestic
                              and foreign issuers.
  Small Cap Portfolio         Seeks to maximize capital appreciation.        The Dreyfus Corporation

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------

GREENWICH STREET SERIES
FUND
  Appreciation Portfolio      Seeks long term appreciation of capital by     Mutual Management Corp. ("MMC")
                              investing primarily in equity securities.
  Diversified Strategic       Seeks high current income by investing         MMC
  Income Portfolio            primarily in the following fixed income        Subadviser: Smith Barney Global
                              securities. U.S. Gov't. and mortgage-related   Capital Management, Inc.
                              securities, foreign gov't. bonds and
                              corporate bonds rated below investment grade.
  Total Return Portfolio      An equity portfolio that seeks to provide      MMC
                              total return, consisting of long-term capital
                              appreciation and income. The Portfolio will
                              invest primarily in a diversified portfolio
                              of dividend-paying common stocks.
SALOMON BROTHERS VARIABLE
  SERIES FUND, INC.
  Salomon Brothers Variable   Seeks long-term growth of capital. Current     Salomon Brothers Asset Management
  Investors Fund              income is a secondary objective.
TRAVELERS SERIES FUND, INC.
  Alliance Growth Portfolio   Seeks long-term growth of capital by           Travelers Investment Adviser
                              investing predominantly in equity securities   ("TIA")
                              of companies with a favorable outlook for      Subadviser: Alliance Capital
                              earnings and whose rate of growth is expected  Management L.P.
                              to exceed that of the U.S. economy over time.
                              Current income is only an incidental
                              consideration.
  MFS Total Return            Seeks to obtain above-average income           TIA
  Portfolio                   (compared to a portfolio entirely invested in  Subadviser: Massachusetts
                              equity securities) consistent with the         Financial Services Company ("MFS")
                              prudent deployment of capital. Generally, at
                              least 40% of the Portfolio's assets will be
                              invested inequity securities.

THE TRAVELERS SERIES TRUST
  Convertible Bond            Seeks current income and capital appreciation  TAMIC
  Portfolio                   by investing in convertible securities and in
                              combinations of nonconvertible fixed-income
                              securities and warrants or call options that
                              together resemble convertible securities
                              ("synthetic convertible securities").
  Disciplined Mid Cap Stock   Seeks growth of capital by investing           TAMIC
  Portfolio (formerly "Mid    primarily in a broadly diversified portfolio   Subadviser: The Travelers
  Cap Disciplined Equity      of common stocks.                              Investment Management Company
  Fund")                                                                     ("TIMCO")
  Disciplined Small Cap       Seeks long term capital appreciation by        TAMIC
  Stock Portfolio             investing primarily (at least 65% of its       Subadviser: TIMCO
                              total assets) in the common stocks of U.S.
                              companies with relatively small market
                              capitalizations at the time of investment.
  Equity Income Portfolio     Seeks reasonable income by investing at least  TAMIC
                              65% in income-producing equity securities.     Subadviser: Fidelity Management &
                              The balance may be invested in all types of    Research Company
                              domestic and foreign securities, including
                              bonds. The Portfolio seeks to achieve a yield
                              that exceeds that of the securities
                              comprising the S&P 500. The Subadviser also
                              considers the potential for capital
                              appreciation.
  Federated High Yield        Seeks high current income by investing         TAMIC
  Portfolio                   primarily in a professionally managed,         Subadviser: Federated Investment
                              diversified portfolio of fixed income          Counseling, Inc.
                              securities.

      FUNDING OPTION                      INVESTMENT OBJECTIVE                 INVESTMENT ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------------

THE TRAVELERS SERIES TRUST
(CONT'D)
  Federated Stock Portfolio   Seeks growth of income and capital by          TAMIC
                              investing principally in a professionally      Subadviser: Federated Investment
                              managed and diversified portfolio of common    Counseling, Inc.
                              stock of high-quality companies (i.e.,
                              leaders in their industries and characterized
                              by sound management and the ability to
                              finance expected growth).
  Large Cap Portfolio         Seeks long-term growth of capital by           TAMIC
                              investing primarily in equity securities of    Subadviser: Fidelity Management &
                              companies with large market capitalizations.   Research Company
  Lazard International        Seeks capital appreciation by investing        TAMIC
  Stock Portfolio             primarily in the equity securities of          Subadviser: Lazard Asset
                              non-United States companies (i.e.,             Management
                              incorporated or organized outside the United
                              States).
  MFS Emerging Growth         Seeks long-term growth of capital by           TAMIC
  Portfolio                   investing in common stocks of companies that   Subadviser: MFS
                              are believed to be early in their life
                              cycles, but which are also believed to have
                              the potential to become major enterprises.
                              Dividend and interest income from portfolio
                              securities, if any, is incidental.
  MFS Mid Cap Growth          Seeks to obtain long term growth of capital    TAMIC
  Portfolio                   by investing, under normal market conditions,  Subadviser: MFS at least 65% of its total assets in equity
                              securities of companies with medium market
                              capitalization which the investment adviser
                              believes have above-average growth potential.
  Travelers Quality Bond      Seeks current income, moderate capital         TAMIC
  Portfolio                   volatility and total return.
WARBURG PINCUS TRUST
  Emerging Markets            Seeks long-term growth of capital by           Warburg Pincus Asset Management,
  Portfolio                   investing primarily in equity securities of    Inc.
                              non-U.S. issuers consisting of companies in
                              emerging securities markets.

SUBSTITUTIONS AND ADDITIONS

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
WITHDRAWAL CHARGE

No sales charges are deducted from purchase payments when they are applied under the Contract. However, a withdrawal charge will be deducted if any or all of the contract value is withdrawn during the first seven years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge.

The withdrawal charge is equal to a percentage of purchase payments withdrawn from the Contract and is calculated as follows:

LENGTH OF TIME FROM
 PURCHASE PAYMENT                     WITHDRAWAL
 (NUMBER OF YEARS)                      CHARGE
         1                                6%
         2                                6%
         3                                5%
         4                                5%
         5                                4%
         6                                3%
         7                                2%
    8 and over                            0%

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken first from any free withdrawal amount (as described below); next from remaining purchase payments (on a first-in, first-out basis); and then from contract earnings (in excess of the free withdrawal amount). Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge (1) from payments we make due to the death of the contract owner or the death of the annuitant with no contingent annuitant surviving; (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

There is a 10% free withdrawal allowance available each year after the first contract year. The available amount will be calculated as of the end of the previous contract year. The free withdrawal allowance applies to any partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, this provision applies to all withdrawals.

ADMINISTRATIVE CHARGES

A Contract administrative charge of $30 is deducted annually from Contracts with a value of less than $40,000. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of each August by canceling accumulation units applicable to each funding option on a pro rata basis. This charge will be prorated from the date of purchase to the next charge deduction date. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge: (1) if the distribution results from the death of the contract owner or the annuitant with no contingent annuitant surviving, (2) after an annuity payout has begun, or (3) if the contract value on the date of assessment is equal to or greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk charge. The deduction is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. We reserve the right to lower this charge at any time. The mortality risk portion compensates us for guaranteeing to provide annuity payments according to the terms of the Contract regardless of how long the annuitant lives and for guaranteeing to provide the death benefit if an annuitant dies prior to the maturity date. The expense risk portion compensates us for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The withdrawal charge, the administrative charges, and the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales or administration of the Contract result in savings or reduction of administrative or sales expenses, and/or mortality and expense risks. Any such reduction will be based on the following: (1) the size and type of group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which we are not presently aware, which could result in fewer sales expenses, administrative charges, or mortality and expense risk charges. For certain trusts, the Company may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. In no event will reduction or elimination of the withdrawal charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

FUNDING OPTION EXPENSES

The deductions from and expenses paid out of the assets of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.

With nonqualified contracts, the beneficiary named in the contract may differ from the designated beneficiary (for example, the joint owner or a contingent annuitant). In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

For nonqualified Contracts only, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. (For Contracts issued in New York, the election must be made in writing.) You must have a minimum total contract value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum amount that may be transferred for any period is $400.

You may establish automated transfers of contract values from the Fixed Account, subject to certain restrictions. Automated transfers from the Fixed Account may not deplete your Fixed

Account Value in less than twelve months from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. All provisions and terms of the Contract apply to automated transfers, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value, less any withdrawal charge, outstanding loans and any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made depending on the contract value at the time of surrender.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, when there is no contingent annuitant, a death benefit is payable to the beneficiary when either the annuitant, the contract owner or the first of joint owners dies. The death benefit is calculated at the close of the business day on which the Company's Home Office received due proof of death and written payment instructions.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the highest of all "final death benefit values" as described below.

A separate death benefit value will be established on the contract date and on each anniversary of the contract date which occurs on or before the death report date. The death benefit value established on the contract date will initially equal the purchase payment. The death benefit value established on each contract date anniversary will initially equal the contract value on that anniversary. Thereafter, each death benefit value will be adjusted to reflect any purchase payments made, or any partial withdrawals taken, from the date on which a particular death benefit value was established until the death report date. Once any adjustment has been made, a "death benefit value" then becomes equal to the previous death benefit value plus or minus that adjustment.

Adjustments to the death benefit values for any purchase payments or partial withdrawals will be made in the order that such purchase payments or partial withdrawals occur. For each purchase payment, death benefit values will be increased by the amount of the purchase payment. For each partial withdrawal, death benefit values will be reduced by a "partial withdrawal reduction" which equals the product of (i) the death benefit value immediately before the reduction of the partial withdrawal, and (ii) the amount of the partial withdrawal divided by the contract value immediately before the partial withdrawal. The "final death benefit value" associated with the contract date and with each contract date anniversary equals the initial death benefit value plus or minus all adjustments until the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80, BUT BEFORE AGE 90. The death benefit payable will be the greatest of (1), (2) or (3) below, less any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the maximum of all "final death benefit value" associated with the contract date or any contract date anniversary occurring on or before the annuitant's 80th birthday.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 90. The death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate.

Under a nonqualified contract, the death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.

If the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.

DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER. If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.

ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or another entity), any annuitant will be treated as the contract owner. Any change in the annuitant will be treated as the death of the contract owner.

DEATH PROCEEDS AFTER THE MATURITY DATE

If the death of any contract owner or annuitant occurs on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made.

Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday, or ten years after the effective date of the contract, if later, for nonqualified contracts. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or the year of retirement;

or upon the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your Contract.) If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding annuity unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains Life Annuity Tables used to determine the first monthly annuity payment. The amount applied to effect a variable annuity will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that annuity option. The Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the settlement options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent annuity payments is not predetermined and may change from month to month based on the investment experience of the applicable funding option. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity." If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump-sum.

The amount applied to effect an annuity or income option will be the cash surrender value as of the date income payments begin, less any applicable premium taxes not previously deducted. (Certain states may have different requirements that we will honor.) The cash surrender value used to determine the amount of any payment will be determined on the same basis as the cash surrender value during the accumulation period, including the deduction for mortality and expense risks and the contract administrative expense charge.

On the maturity date, we will pay the amount due under the Contract in one lump sum (except in Florida, where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the fixed period selected based on the cash surrender value as of the date payments begin. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for income payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full; during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value (contract value less any applicable premium tax, in the states that so require), less any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Fund ABD For Variable Annuities ("Fund ABD") was established on October 17, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD are, in accordance with the Contracts, credited to or charged against Fund ABD without regard to other income, gains and losses of the Company. The assets held by Fund ABD are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to Fund ABD. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

MIXED AND SHARED FUNDING

It is conceivable that in the future it may be disadvantageous for both variable annuity and variable life insurance separate accounts, or for variable separate accounts of different insurance companies, to invest simultaneously in the same portfolios (called "mixed" and "shared" funding). Currently neither the insurance companies nor the portfolios foresee any such disadvantages to the companies or to variable contract owners. Each portfolio's board of trustees, directors or managers intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total returns," as described below. Specific examples of the performance information appears in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any withdrawal charge or the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts.

There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includible annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE

Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and results of operation of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The compensation paid to sales representatives will not exceed 7% of the payments made under the Contracts.

From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

Any sales representative or employee will have been qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter for the Contracts is Tower Square Securities, Inc., an affiliate of the Company; however, it is currently anticipated that Travelers Distribution Company, an affiliated broker-dealer, may become the principal underwriter for the Contracts during 1998.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


There are no pending material legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to the business, to which the Company is a party. In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October, 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants, including the Company, answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                 THE TRAVELERS FUND ABD FOR VARIABLE ANNUITIES
                           ACCUMULATION UNIT VALUES*

                                                                   PERIOD             PERIOD FROM
                                                                    ENDED            JUNE 24, 1996
                                                                DECEMBER 31,      (EFFECTIVE DATE) TO
                       FUNDING OPTION                               1997           DECEMBER 31, 1996
-----------------------------------------------------------------------------------------------------

CAPITAL APPRECIATION FUND (4/97)
    Unit Value at beginning of period.......................     $    1.032             $ 1.000
    Unit Value at end of period.............................          1.283               1.032
    Number of units outstanding at end of period............        870,525                  --
MONEY MARKET PORTFOLIO (FORMERLY "CASH INCOME TRUST") (7/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.033                 N/A
    Number of units outstanding at end of period............        345,682                 N/A
ALLIANCE GROWTH PORTFOLIO (6/97)
    Unit Value at beginning of period.......................     $    1.037             $ 1.000
    Unit Value at end of period.............................          1.319               1.037
    Number of units outstanding at end of period............      1,062,634                  --
MFS TOTAL RETURN PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.183                 N/A
    Number of units outstanding at end of period............        962,287                 N/A
TRAVELERS QUALITY BOND PORTFOLIO (7/97)
    Unit Value at beginning of period.......................     $    1.001             $ 1.000
    Unit Value at end of period.............................          1.057               1.001
    Number of units outstanding at end of period............        378,758                  --
LAZARD INTERNATIONAL STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.027             $ 1.000
    Unit Value at end of period.............................          1.095               1.027
    Number of units outstanding at end of period............        849,629                  --
MFS EMERGING GROWTH PORTFOLIO (4/97)
    Unit Value at beginning of period.......................     $    1.004             $ 1.000
    Unit Value at end of period.............................          1.198               1.004
    Number of units outstanding at end of period............        528,553                  --
FEDERATED STOCK PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.285                 N/A
    Number of units outstanding at end of period............        352,550                 N/A
FEDERATED HIGH YIELD PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.140                 N/A
    Number of units outstanding at end of period............        620,667                 N/A
LARGE CAP PORTFOLIO (6/97)
    Unit Value at beginning of period.......................     $    1.023             $ 1.000
    Unit Value at end of period.............................          1.245               1.023
    Number of units outstanding at end of period............        491,869               7,800
EQUITY INCOME PORTFOLIO (5/97)
    Unit Value at beginning of period.......................     $    1.026             $ 1.000
    Unit Value at end of period.............................          1.339               1.026
    Number of units outstanding at end of period............        639,656              30,196
DISCIPLINED MID CAP STOCK PORTFOLIO (FORMERLY "MID CAP
  DISCIPLINED EQUITY FUND") (6/97)
    Unit Value at beginning of period.......................     $    1.000                 N/A
    Unit Value at end of period.............................          1.195                 N/A
    Number of units outstanding at end of period............        120,880                 N/A
APPRECIATION PORTFOLIO (6/97)
    Unit Value at beginning of period.......................          1.000                 N/A
    Unit Value at end of period.............................          1.092                 N/A
    Number of units outstanding at end of period............        506,282                 N/A
DIVERSIFIED STRATEGIC INCOME PORTFOLIO (6/97)
    Unit Value at beginning of period.......................          1.000                 N/A
    Unit Value at end of period.............................          1.048                 N/A
    Number of units outstanding at end of period............        733,829                 N/A

* The Company began tracking the Accumulation Unit values in 1996, however the Separate Account held no assets until 1997. Funding Options not listed had no amounts yet allocated to them. The financial statements for Fund ABD are contained in the Annual Report to contract owners. The consolidated financial statements of The Travelers Insurance Company are contained in the SAI.

                                   APPENDIX B
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund ABD or any other separate account sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of Fund ABD or any of the variable funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                  TRAVELERS PREMIER ADVISERS VARIABLE ANNUITY
                                CONTRACT PROFILE
                                  MAY 1, 1998


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. THE CONTRACT IS MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH IS ATTACHED TO THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY. THE TERMS "WE," "US," "OUR" AND THE "COMPANY" REFER TO THE TRAVELERS INSURANCE COMPANY. "YOU" AND "YOUR" REFER TO THE CONTRACT OWNER.

1. THE VARIABLE ANNUITY CONTRACT. The Contract offered by The Travelers Insurance Company is a variable annuity that is intended for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed income options. The contract may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group contract. For convenience, we refer to both Contracts and certificates as "Contracts." Under a qualified Contract, you can make one or more payments, as you choose, on a tax-deferred basis. Under a nonqualified Contract, you can make one or more payments with after-tax dollars. You direct your payment(s) to one or more of the variable funding options listed in Section 4 and/or to the Fixed Account. We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account, however, this is not guaranteed. You may also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, under a qualified contract, your pre-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contributions accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE). You may choose to receive annuity payments from the Fixed Account or the variable funding options. If you want to receive payments from your annuity, you can choose one of the following annuity options: Option 1 -- payments for your life (life annuity) -- assuming that you are the annuitant; Option 2 -- payments for your life with an added guarantee that payments will continue to your beneficiary for a certain number of months (120, 180 or 240, as you select), if you should die during that period; Option
3 -- Joint and Last Survivor Life Annuity, in which payments are made for your life and the life of another person (usually your spouse). Option 3 can also be elected with payments continuing at a reduced rate after the death of one payee. There are also two Income Options: Fixed Amount -- the cash surrender value of your Contract will be paid to you in equal payments; or Fixed Period -- the cash surrender value will be used to make payments for a fixed time period. If you should die before the end of the Fixed Period, the remaining amount would go to your beneficiary.

Once you make an election of an annuity option or an income option and begin to receive payments, it cannot be changed. During the income phase, you have the same investment choices you had during the accumulation phase. If amounts are directed to the variable funding options, the dollar amount of your payments may increase or decrease.

3. PURCHASE. You may purchase the Contract with an initial payment of at least $5,000. You may make additional payments of at least $500 at any time during the accumulation phase.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) rollovers from Individual Retirement Annuities (IRAs); and (3) rollovers from other qualified retirement plans. Qualified contracts include contracts qualifying under Section 401(a), 403(b), or 408(b) of the Internal Revenue Code of 1986, as amended.

4. INVESTMENT OPTIONS. You can direct your money into the Fixed Account or any or all of the following funding options. The funding options are described in the prospectuses for the funds. Depending on market conditions, you may make or lose money in any of these options:

   MORGAN STANLEY UNIVERSAL FUNDS, INC.:
     Emerging Markets Equity Portfolio
     Global Equity Portfolio
     Mid Cap Value Portfolio
     Value Portfolio
   SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
     Salomon Brothers Variable Capital Fund
     Salomon Brothers Variable High Yield Bond Fund
     Salomon Brothers Variable Investors Fund
     Salomon Brothers Variable Strategic Bond Fund
   VAN KAMPEN AMERICAN CAPITAL LIFE
     INVESTMENT TRUST:
     Domestic Income Portfolio
     Emerging Growth Portfolio
     Enterprise Portfolio
     Government Portfolio
     Growth and Income Portfolio
     Money Market Portfolio
     Morgan Stanley Real Estate Securities
        Portfolio

5. EXPENSES. The Contract has insurance features and investment features, and there are costs related to each. For Contracts with a value of less than $40,000, the Company deducts an annual contract administrative charge of $30. The annual insurance charge is 1.25% of the amounts you direct to the funding options; and a related sub-account administrative charge of .15% annually is charged.

Each funding option charges for management and other expenses. The charges range from 0.60% to 1.75% annually, of the average daily net asset balance of the funding option, depending on the funding option.

If you withdraw money, the Company may deduct a withdrawal charge (0% to 6%) of the purchase payments from the Contract. If you withdraw all amounts under the contract, or if you begin receiving annuity payments, the Company may be required by your state to deduct a premium tax of 0%-5%.

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column includes the mortality and expense risk charge and the sub-account administrative charge and reflects the $30 annual contract administrative charge as .064%. The "Total Annual Funding Option Expenses" column reflects the investment charges for each portfolio, including any expense waiver or reimbursement. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a one-year period and for a 10-year period. As required by the SEC, the examples assume that you invested $1,000 in a Contract that earns 5% annually and that you withdraw your money at the end of year 1 and at the end of year 10. For year 1, the Total Annual Insurance Charges are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual charges assessed during that time, but no withdrawal charge is shown. For these examples, the premium tax is assumed to be 0%.

                                                                                                   EXAMPLES:
                                                                                                 TOTAL ANNUAL
                                                                TOTAL ANNUAL                       EXPENSES
                                             TOTAL ANNUAL      FUNDING OPTION   TOTAL ANNUAL      AT END OF:
             PORTFOLIO NAME                INSURANCE CHARGES      EXPENSES        CHARGES      1 YEAR   10 YEARS
----------------------------------------------------------------------------------------------------------------

MORGAN STANLEY UNIVERSAL FUNDS, INC.:
Emerging Markets Equity Portfolio.......         1.46%             1.75%           3.21%        $92       $352
Global Equity Portfolio.................         1.46%             1.15%           2.61%         86        295
Mid Cap Value Portfolio.................         1.46%             1.05%           2.51%         85        285
Value Portfolio.........................         1.46%             0.85%           2.31%         83        285
SOLOMON BROTHERS VARIABLE SERIES FUNDS,
  INC.:
Variable Investors Fund.................         1.46%             1.00%           2.46%         85        280
Variable Capital Fund...................         1.46%             1.00%           2.46%         85        280
Variable High Yield Bond Fund...........         1.46%             1.00%           2.46%         85        280
Variable Strategic Bond Fund............         1.46%             1.00%           2.46%         85        280
VAN KAMPEN AMERICAN CAPITAL LIFE
  INVESTMENT TRUST:
Domestic Income Portfolio...............         1.46%             0.60%           2.06%         81        239
Emerging Growth Portfolio...............         1.46%             0.85%           2.31%         83        265
Enterprise Portfolio....................         1.46%             0.60%           2.06%         81        239
Government Portfolio....................         1.46%             0.60%           2.06%         81        239
Growth and Income Portfolio.............         1.46%             0.75%           2.21%         82        255
Money Market Portfolio..................         1.46%             0.60%           2.06%         81        239
Morgan Stanley Real Estate Securities
  Portfolio.............................         1.46%             1.07%           2.53%         86        287

6. TAXES. The payments you make to a qualified Contract during the accumulation phase are made with before-tax dollars. You will be taxed on your purchase payments and on any earnings when you make a withdrawal or begin receiving annuity or income payments. Under a nonqualified Contract, payments to the contract are made with after-tax dollars, and any earnings will accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

7. ACCESS TO YOUR MONEY. You can take withdrawals any time during the accumulation phase. A withdrawal charge may apply. The amount of the charge depends on a number of factors, including the length of time since the purchase payment was made (6% if withdrawn within one year, gradually decreasing to 0% for payments held by the Company for 8 years or more). After the first contract year, you may withdraw up to 10% of the contract value (as of the end of the prior year) without a withdrawal charge. Of course, you may also have to pay income taxes and a tax penalty on any taxable amounts withdrawn.

8. PERFORMANCE. The value of the Contract will vary depending upon the investment performance of the funding options you choose. The Statement of Additional Information reflects adjusted historical total returns for each funding option. These rates of return reflect the insurance charges, administrative charge, investment charges and all other expenses of the funding option. The rates of return do not reflect any withdrawal charge or any applicable taxes, which, if applied, would reduce such performance. Past performance is not a guarantee of future results.

Those funding options not illustrated do not yet have one full year of performance history in the Separate Account.

9. DEATH BENEFIT. The death benefit applies upon the first death of the owner, joint owner or annuitant. Assuming you are the annuitant, if you die before you move to the income phase, the person you have chosen as your beneficiary will receive a death benefit. The death benefit paid depends on your age at the time of your death. The death benefit value is calculated at the close of the business day on which the Company's Home Office receives due proof of death. If you die before you reach age 90, the death benefit equals the greatest of: (1) the Contract Value;(2) the total purchase payments made under the Contract less all partial withdrawals; or (3) the maximum "final death benefit value" occurring on or before your 80(th) birthday (after adjustments for all purchase payments and withdrawals). (See the Contract prospectus for a full explanation of "final death benefit value.")

Assuming you are the annuitant, if you die on or after age 90 and before the maturity date, the death benefit payable will be the contract value.

NOTE: In all cases, death benefit amounts will be reduced by premium taxes owed, partial withdrawals not previously deducted, and any outstanding loans. Certain states may have varying age requirements.

10. OTHER INFORMATION

RIGHT TO RETURN. If you cancel the Contract within twenty days after you receive it, you will receive a full refund of the Contract Value (including charges). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk during the right to return period; therefore, the Contract Value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your full purchase payment will be refunded; during the remainder of the right to return period, the Contract Value (including charges) will be refunded. The Contract Value will be determined at the close of business on the day we receive a written request for a refund.

TRANSFERS BETWEEN FUNDING OPTIONS. You can transfer between the funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. The Company may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. The Company, at the minimum, would always allow one transfer every six months. You may transfer between the Fixed Account and the funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account Value on that date.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. These include:

     DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels.

     SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable charges and taxes will apply on amounts withdrawn.

     AUTOMATIC REBALANCING. You may elect to have the Company periodically reallocate the values in your Contract to match your original (or your latest) funding option allocation request.

11. INQUIRIES. If you need more information, please contact us at (800) 599-9460 or:
    Travelers Insurance Company
    Annuity Investor Services
    One Tower Square
    Hartford, CT 06183

                           TRAVELERS PREMIER ADVISERS
                                   PROSPECTUS

This prospectus describes TRAVELERS PREMIER ADVISERS, a flexible premium variable annuity contract (the "Contract") issued by The Travelers Insurance Company (the "Company" "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Travelers Premier Advisers may be issued as an individual Contract or as a group Contract. In states where only group Contracts are available, you will be issued a certificate summarizing the provisions of the group Contract. For convenience, this prospectus refers to both Contracts and certificates as "Contracts."

You can choose to have your purchase payments accumulate on a fixed basis (i.e. a Fixed Account funded through the Company's general account) and/or a variable basis (i.e., one or more of the sub-accounts ("funding options")) of the Travelers Fund ABD for Variable Annuities ("Fund ABD"). Your contract value will vary daily to reflect the investment experience of the funding options you select and any interest credited to the Fixed Account. The variable funding options currently available are:

   MORGAN STANLEY UNIVERSAL FUNDS, INC.:
     Emerging Markets Equity Portfolio
     Global Equity Portfolio
     Mid Cap Value Portfolio
     Value Portfolio
   SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
     Salomon Brothers Variable Capital Fund
     Salomon Brothers Variable High Yield Bond Fund
     Salomon Brothers Variable Investors Fund
     Salomon Brothers Variable Strategic Bond Fund
   VAN KAMPEN AMERICAN CAPITAL LIFE
     INVESTMENT TRUST:
     Domestic Income Portfolio
     Emerging Growth Portfolio
     Enterprise Portfolio
     Government Portfolio
     Growth and Income Portfolio
     Money Market Portfolio
     Morgan Stanley Real Estate Securities
        Portfolio

The Fixed Account is described in Appendix A. Unless specified otherwise, this prospectus refers to the variable funding options. The contracts and/or some of the funding options may not be available in all states. THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES FOR THE VARIABLE FUNDING OPTIONS. THESE PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about Fund ABD by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 1998. The SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call (800) 599-9460 or access the SEC's website (http://www.sec.gov). The contents of the SAI appears in Appendix B of this prospectus.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR ENDORSED OR GUARANTEED BY ANY BANK, NOR ARE THEY FEDERALLY INSURED OR OTHERWISE PROTECTED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; THEY ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTMENT.

                          PROSPECTUS DATED MAY 1, 1998

                               TABLE OF CONTENTS

INDEX OF SPECIAL TERMS.................      2
FEE TABLE..............................      3
THE ANNUITY CONTRACT...................      5
Purchase Payments......................      5
Accumulation Units.....................      5
The Funding Options....................      5
Substitutions and Additions............      7
CHARGES AND DEDUCTIONS.................      7
Withdrawal Charge......................      7
Free Withdrawal Allowance..............      8
Administrative Charges.................      8
Mortality and Expense Risk Charge......      8
Reduction or Elimination of Contract
  Charges..............................      8
Funding Option Expenses................      9
Premium Tax............................      9
Changes in Taxes Based Upon Premium or
  Value................................      9
OWNERSHIP PROVISIONS...................      9
Types of Ownership.....................      9
Beneficiary............................      9
Annuitant..............................     10
TRANSFERS..............................     10
Dollar Cost Averaging..................     10
ACCESS TO YOUR MONEY...................     10
Systematic Withdrawals.................     11
Loans..................................     11
DEATH BENEFIT..........................     11
Death Proceeds Before the Maturity
  Date.................................     11
Payment of Proceeds....................     12
Death Proceeds After the Maturity
  Date.................................     12
THE ANNUITY PERIOD.....................     13
Maturity Date..........................     13
Allocation of Annuity..................     13
Variable Annuity.......................     13
Fixed Annuity..........................     14
PAYMENT OPTIONS........................     14
Election of Options....................     14
Annuity Options........................     14
Income Options.........................     15
MISCELLANEOUS CONTRACT PROVISIONS......     15
Right to Return........................     15
Termination............................     16
Required Reports.......................     16
Suspension of Payments.................     16
Transfers of Contract Values to Other
  Annuities............................     16
THE SEPARATE ACCOUNT...................     16
Performance Information................     17
FEDERAL TAX CONSIDERATIONS.............     17
General Taxation of Annuities..........     17
Types of Contracts: Qualified or
  Nonqualified.........................     18
Nonqualified Annuity Contracts.........     18
Qualified Annuity Contracts............     18
Penalty Tax for Premature
  Distributions........................     19
Diversification Requirements for
  Variable Annuities...................     19
Ownership of the Investments...........     19
Mandatory Distributions for Qualified
  Plans................................     19
OTHER INFORMATION......................     19
The Insurance Company..................     19
IMSA...................................     20
Year 2000 Compliance...................     20
Distribution of Variable Annuity
  Contracts............................     20
Conformity with State and Federal
  Laws.................................     20
Voting Rights..........................     21
Legal Proceedings and Opinions.........     21
APPENDIX A: The Fixed Account..........     22
APPENDIX B: Contents of the Statement
  of Additional Information............     23

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit......................      5
Annuitant..............................     10
Annuity Payments.......................     13
Annuity Unit...........................     13
Cash Surrender Value...................     10
Contract Date..........................      5
Contract Owner (You, Your).............      5
Contract Value.........................      5
Contract Year..........................      5
Fixed Account..........................     22
Funding Option(s)......................      5
Income Payments........................     14
Maturity Date..........................      5
Purchase Payment.......................      5
Written Request........................      5

                               FUND ABD FEE TABLE
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES

     WITHDRAWAL CHARGE (as a percentage of purchase payments withdrawn):

         LENGTH OF TIME FROM PURCHASE PAYMENT
                   (NUMBER OF YEARS)                     CHARGE
                           1                               6%
                           2                               6%
                           3                               5%
                           4                               5%
                           5                               4%
                           6                               3%
                           7                               2%
                      8 and over                           0%
    ANNUAL CONTRACT ADMINISTRATIVE CHARGE
      (Waived if contract value is $40,000 or more)       $30

ANNUAL SEPARATE ACCOUNT CHARGES: (as a percentage of the average daily net assets of the Separate Account)

       Mortality and Expense Risk Charge....................   1.25%
       Administrative Expense Charge........................   0.15%
                                                               -----
          Total Separate Account Charges....................   1.40%

FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option)

                                                                                     TOTAL ANNUAL
                                                                                        FUNDING
                                                  MANAGEMENT           OTHER            OPTION
                                                     FEE             EXPENSES          EXPENSES
                                               (AFTER EXPENSES    (AFTER EXPENSES   (AFTER EXPENSES
               PORTFOLIO NAME                  ARE REIMBURSED)    ARE REIMBURSED)   ARE REIMBURSED)
---------------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
Emerging Markets Equity Portfolio............       0.00%(1)           1.75%             1.75%
Global Equity Portfolio......................       0.00%(1)           1.15%             1.15%
Mid Cap Value Portfolio......................       0.00%(1)           1.05%             1.05%
Value Portfolio..............................       0.00%(1)           0.85%             0.85%
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
Salomon Brothers Variable Investors Fund.....       0.70%              0.30%(2)          1.00%
Salomon Brothers Variable Capital Fund.......       0.85%              0.15%(2)          1.00%
Salomon Brothers Variable High Yield Bond Fund..      0.75%            0.25%(2)          1.00%
Salomon Brothers Variable Strategic Bond
  Fund.......................................       0.75%              0.25%(2)          1.00%
VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST:
Domestic Income Portfolio....................       0.05%(3)           0.55%             0.60%
Emerging Growth Portfolio....................       0.00%(3)           0.85%             0.85%
Enterprise Portfolio.........................       0.44%(3)           0.16%             0.60%
Government Portfolio.........................       0.36%(3)           0.24%             0.60%
Growth and Income Portfolio .................       0.00%(3)           0.75%             0.75%
Money Market Portfolio.......................       0.12%(3)           0.48%             0.60%
Morgan Stanley Real Estate Securities
  Portfolio..................................       1.00%(3)           0.07%             1.07%

NOTES:

The purpose of the Fee Table is to assist contract owners in understanding the various costs and expenses that a contract owner will bear, directly or indirectly. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of the fund. These expenses are reflected in each funding option's net asset value and are not deducted from the account value under the Contract.

(NOTES CONTINUED)

(1) The Advisers, with respect to the Portfolios listed in the Morgan Stanley Universal Funds, Inc. Series Trust, have voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause total annual operating expenses to exceed the amounts set forth in the tables above. Absent of such reductions, the expenses would have been as follow:

                                                                                     TOTAL ANNUAL
                                                  MANAGEMENT           OTHER           OPERATING
                  PORTFOLIO                          FEES            EXPENSES          EXPENSES
---------------------------------------------------------------------------------------------------
Emerging Markets Equity......................       1.25%              2.87%             4.12%
Global Equity................................       0.80%              1.63%             2.43%
Value........................................       0.50%              1.37%             1.87%
Mid Cap Value................................       0.75%              1.38%             2.13%

(2) Reflects the voluntary agreement by Salomon Brothers Asset Management to impose an expense cap for the fiscal year ending December 31, 1998 on the total annual operating expenses of each fund at the amount shown in the table through the reimbursement of expenses. Absent such agreement, the ratio of other expenses and total operating expenses would be:

                                                                                     TOTAL ANNUAL
                                                  MANAGEMENT           OTHER           OPERATING
                  PORTFOLIO                          FEES            EXPENSES          EXPENSES
---------------------------------------------------------------------------------------------------
Capital......................................       0.85%              1.91%             2.76%
High Yield Bond..............................       0.75%              1.91%             2.66%
Investors....................................       0.70%              1.91%             2.61%
Strategic Bond...............................       0.75%              1.91%             2.66%

(3) Van Kampen American Capital has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser if such fees would cause total annual operating expenses to exceed the amounts set forth in the tables above. Absent of such reductions, the expenses would have been:

                                                                                     TOTAL ANNUAL
                                                  MANAGEMENT           OTHER           OPERATING
                  PORTFOLIO                          FEES            EXPENSES          EXPENSES
---------------------------------------------------------------------------------------------------
Domestic Income Portfolio....................      0.50%              0.55%             1.05%
Enterprise Portfolio.........................      0.50%              0.16%             0.66%
Emerging Growth Portfolio....................      0.70%              1.44%             2.14%
Government Portfolio.........................      0.50%              0.24%             0.74%
Growth and Income Portfolio..................      0.60%              1.03%             1.63%
Morgan Stanley Real Estate Securities
  Portfolio..................................   (no waiver)        (no waiver)       (no waiver)
Money Market Portfolio.......................      0.50%              0.48%             0.98%

EXAMPLE*

Assuming a 5% annual return, a $1,000 investment would be subject to the following expenses:

                                                                                            IF ANNUITIZED, OR IF NO WITHDRAWALS
                                                  IF SURRENDERED OR WITHDRAWN AT THE         ARE MADE AT THE END OF THE PERIOD
                                                        END OF THE PERIOD SHOWN                            SHOWN.
---------------------------------------------------------------------------------------------------------------------------------
                PORTFOLIO NAME                   1 YEAR   3 YEARS   5 YEARS   10 YEARS     1 YEAR    3 YEARS   5 YEARS   10 YEARS
---------------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL FUNDS, INC.:
Emerging Markets Portfolio.....................   $92      $149      $208       $352         $32       $99      $168       $352
Global Equity Portfolio........................    86       131       179        295          26        81       139        295
Mid Cap Value Portfolio........................    85       128       174        285          25        78       134        285
Value Portfolio................................    83       122       164        265          23        72       124        265
SALOMON BROTHERS VARIABLE SERIES FUNDS, INC.:
Variable Capital Fund..........................    85       127       171        280          25        77       131        280
Variable High Yield Bond Fund..................    85       127       171        280          25        77       131        280
Variable Investors Fund........................    85       127       171        280          25        77       131        280
Variable Strategic Bond Fund...................    85       127       171        280          25        77       131        280
VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST:
Domestic Income Portfolio......................    81       115       151        239          21        65       111        239
Emerging Growth Portfolio......................    83       122       164        265          23        72       124        265
Enterprise Portfolio...........................    81       115       151        239          21        65       111        239
Government Portfolio...........................    81       115       151        239          21        65       111        239
Growth and Income Portfolio....................    82       119       159        255          22        69       119        255
Money Market Portfolio.........................    81       115       151        239          21        65       111        239
Morgan Stanley Real Estate Securities
 Portfolio.....................................    86       129       175        287          26        79       135        287

* THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE REFLECTS THE $30 ANNUAL CONTRACT ADMINISTRATIVE CHARGE AS AN ANNUAL CHARGE OF .064% OF ASSETS.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Premier Advisers is a contract between you, the contract owner, and The Travelers Insurance Company (called "us" or the "Company"). Under this contract, you make purchase payments to us and we credit them to your Contract. The Company promises to pay you an income, in the form of annuity or income payments, beginning on a future date that you choose, the maturity date. The purchase payments accumulate tax deferred in the funding options of your choice. We offer multiple variable funding options, and one fixed account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience or interest. The contract value also reflects all surrenders made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the total purchase payments made under the Contract. The date the contract and its benefits became effective is referred to as the contract date. Each anniversary of this contract date marks a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that written information must be sent to the Company's Home Office in a form and content satisfactory to us.

PURCHASE PAYMENTS

The initial purchase payment must be at least $5,000. Additional payments of at least $500 may be made under the Contract at any time. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase Payments over $1,000,000 may be made with our prior consent.

We will apply the initial purchase payment within two business days after we receive it at our Home Office. Subsequent purchase payments will be credited to a Contract within one business day. Our business day ends when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

ACCUMULATION UNITS

An accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of the accumulation unit. We calculate the value of an accumulation unit for each funding option each day after the New York Stock Exchange closes. After the value is calculated, your Contract is credited. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE FUNDING OPTIONS

You choose which of the following variable funding options to have your purchase payments allocated to. You will find detailed information about the options and their inherent risks in the current prospectuses for the funding options which must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. Additional copies of the prospectuses may be obtained by contacting your registered representative or by calling 1-800-599-9460.

The current variable funding options are listed below, along with their investment adviser:

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UNIVERSAL
FUNDS, INC.:
    Emerging Markets Equity  Seeks long-term capital appreciation by investing         Morgan Stanley Asset
    Portfolio                primarily in equity securities of emerging market         Management Inc. ("MSAM")
                             country issuers with a focus on those in which the
                             adviser believes the economies are developing strongly
                             and in which the markets are becoming more
                             sophisticated.
    Global Equity Portfolio  Seeks long-term capital appreciation by investing         MSAM
                             primarily in equity securities of issuers throughout the
                             world, including the U.S.
    Mid Cap Value Portfolio  Seeks above-average total return over a market cycle of   Miller Anderson &
                             three to five years by investing in common stock and      Sherrerd, LLP ("MAS")
                             other equity securities of issuers with equity
                             capitalizations in the range of the companies
                             represented in the S&P Mid Cap 400 Index (currently $100
                             million to $8 billion).
    Value Portfolio          Seeks above-average total return over a market cycle of   MAS
                             three to five years by investing primarily in a
                             diversified portfolio of common stocks and other equity
                             securities that the adviser believes to be relatively
                             undervalued based on various measures such as price
                             earnings ratios and price book ratios.
SALOMON BROTHERS VARIABLE
  SERIES FUNDS, INC.:
    Variable Capital Fund    Capital appreciation, primarily through investments in    Salomon Brothers Asset
                             common stocks which are believed to have above-average    Management ("SBAM")
                             price appreciation potential and which may involve
                             above-average risk.
    Variable High Yield      To maximize current income, and, secondarily, to seek     SBAM
    Bond Fund                capital appreciation through investments in medium or
                             lower rating categories.
    Variable Investors Fund  Long-term growth of capital, and, secondarily, current    SBAM
                             income, through investments in common stocks of well-
                             known companies.
    Variable Strategic Bond  Seeks a high level of current income. As a secondary      SBAM
    Fund                     objective, the portfolio will seek capital appreciation.
VAN KAMPEN AMERICAN CAPITAL
LIFE INVESTMENT TRUST:
    Domestic Income          Seeks current income, primarily and capital appreciation  Van Kampen American
    Portfolio                as a secondary objective only when consistent with its    Capital Asset Management,
                             primary investment objective. The Portfolio attempts to   Inc. ("VKACAM")
                             achieve these objectives through investment primarily in
                             a diversified portfolio of fixed-income securities. The
                             Portfolio may invest in investment-grade securities and
                             lower rated and nonrated securities. Lower rated
                             securities (commonly known as "junk bonds") are regarded
                             by the rating agencies as predominantly speculative with
                             respect to the issuer's continuing ability to meet
                             principal and interest payments.
    Emerging Growth          Seeks capital appreciation by investing in a portfolio    VKACAM
    Portfolio                of securities consisting principally of common stocks of
                             small and medium sized companies considered by the
                             adviser to be emerging growth companies.
    Enterprise Portfolio     Seeks capital appreciation through investments believed   VKACAM
                             by the Adviser to have above-average potential for
                             capital appreciation.
    Government Portfolio     Seeks to provide investors with a high current return     VKACAM
                             consistent with preservation of capital by investing
                             primarily in debt securities issued or guaranteed by the
                             U.S. government, its agencies or instrumentalities.
    Growth and Income        Seeks long-term growth of capital and income by           VKACAM
    Portfolio                investing primarily in income-producing equity
                             securities, including common stocks and convertible
                             securities.

-----------------------------------------------------------------------------------------------------------------
        INVESTMENT                                  INVESTMENT                                 INVESTMENT
          OPTIONS                                   OBJECTIVE                              ADVISER/SUBADVISER
-----------------------------------------------------------------------------------------------------------------
    Money Market Portfolio   Seeks protection of capital and high current income       VKACAM
                             through investments in money market instruments.
                             Investments in the Money Market Portfolio are neither
                             insured nor guaranteed by the U.S. Government. Although
                             the Money Market Portfolio seeks to maintain a stable
                             net asset value of $1.00 per share, there is no
                             assurance that it will be able to do so.
    Morgan Stanley Real      Seeks long-term growth of capital, with current income    VKACAM
    Estate Securities        as a secondary consideration, by investing principally
    Portfolio                in securities of companies operating in the real estate
                             industry ("Real Estate Securities"). A "real estate
                             industry company" is a company that derives at least 50%
                             of its assets (market to market), gross income or net
                             profits from the ownership, construction, management or
                             sale of residential, commercial or industrial real
                             estate.

SUBSTITUTIONS AND ADDITIONS

If any of the funding options become unavailable for allocating purchase payments, or if we believe that further investment in a funding option is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any applicable state and SEC approval. From time to time we may make new funding options available.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
WITHDRAWAL CHARGE

No sales charges are deducted from purchase payments when they are applied under the Contract. However, a withdrawal charge will be deducted if any or all of the contract value is withdrawn during the first seven years following a purchase payment. The length of time from when we receive the purchase payment to the time of withdrawal determines the amount of the charge.

The withdrawal charge is equal to a percentage of purchase payments withdrawn from the Contract and is calculated as follows:

LENGTH OF TIME FROM
 PURCHASE PAYMENT                     WITHDRAWAL
 (NUMBER OF YEARS)                      CHARGE
         1                                6%
         2                                6%
         3                                5%
         4                                5%
         5                                4%
         6                                3%
         7                                2%
    8 and over                            0%

For purposes of the withdrawal charge calculation, withdrawals will be deemed to be taken in the following order:

       (a) from any purchase payments to which no withdrawal charge is applicable;

       (b) from any remaining free withdrawal allowance (as described below) after reduction by the amount of (a);

       (c) from any purchase payments to which withdrawal charges are applicable (on a first-in, first-out basis); and, finally

       (d) from any Contract earnings.

NOTE: Any free withdrawals taken will not reduce purchase payments still subject to a withdrawal charge.

We will not deduct a withdrawal charge (1) from payments we make due to the death of the contract owner or the death of the annuitant with no contingent annuitant surviving; (2) if an annuity payout has begun; or (3) if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

There is a 10% free withdrawal allowance available each year after the first contract year. The available amount will be calculated as of the end of the previous contract year. The free withdrawal allowance applies to any partial withdrawals and to full withdrawals, except those transferred directly to annuity contracts issued by other financial institutions. In Washington state, this provision applies to all withdrawals.

Any withdrawal deemed to be taken from purchase payments to which no withdrawal charge applies will reduce any free withdrawal allowance available in that contract year. Any withdrawal deemed to be taken from the free withdrawal allowance will not reduce the amount of purchase payments to which withdrawal charges are applicable.

ADMINISTRATIVE CHARGES

A Contract administrative charge of $30 is deducted annually from Contracts with a value of less than $40,000. This charge compensates us for expenses incurred in establishing and maintaining the Contract. The charge is deducted from the contract value on the fourth Friday of each August by canceling accumulation units applicable to each funding option on a pro rata basis. For the first contract year this charge will be prorated (i.e., calculated) from the date of purchase. A prorated charge will also be made if the Contract is completely withdrawn or terminated. We will not deduct a contract administrative charge:
(1) if the distribution results from the death of the contract owner or the annuitant with no contingent annuitant surviving, (2) after an annuity payout has begun, or (3) if the contract value on the date of assessment is equal to or greater than $40,000.

An administrative expense charge (sometimes called "sub-account administrative charge") is deducted on each business day from amounts allocated to the variable funding options in order to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk charge. The deduction is reflected in our calculation of accumulation and annuity unit values. This charge equals, on an annual basis, 1.25% of the amounts held in each variable funding option. We reserve the right to lower this charge at any time. The mortality risk portion compensates us for guaranteeing to provide annuity payments according to the terms of the Contract regardless of how long the annuitant lives and for guaranteeing to provide the death benefit if an annuitant dies prior to the maturity date. The expense risk portion compensates us for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs.

REDUCTION OR ELIMINATION OF CONTRACT CHARGES

The withdrawal charge, the administrative charges, and the mortality and expense risk charge under the Contract may be reduced or eliminated when certain sales or administration of the Contract result in savings or reduction of administrative or sales expenses, and/or mortality and expense risks. Any such reduction will be based on the following: (1) the size and type of group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. There may be other circumstances, of which we are not presently aware, which could result in fewer sales expenses, administrative charges, or mortality and expense risk charges. For certain trusts, the Company may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. In no event will reduction or elimination of the withdrawal charge or the administrative charge be permitted where such reduction or elimination will be unfairly discriminatory to any person.

FUNDING OPTION EXPENSES

The deductions from and expenses paid out of the assets of the various funding options are summarized in the fee table and are described in the accompanying prospectuses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. The Company is responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. Where required, the Company will deduct any applicable premium taxes from the contract value either upon death, surrender, annuitization, or at the time purchase payments are made to the Contract, but no earlier than when the Company has a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the contract, we reserve the right to charge you proportionately for this tax.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom the contract is subsequently assigned. An assignment of ownership or a collateral assignment may be made only for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the contract provided you have not named an irrevocable beneficiary and provided the Contract is not assigned.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, joint owners (i.e., spouses) may be named in a written request before the contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner.

BENEFICIARY

The beneficiary is named by you in a written request. The beneficiary has the right to receive any remaining contractual benefits upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant, they will share equally in benefits unless different shares are recorded with the Company by written request before the death of the annuitant or contract owner.

With nonqualified contracts, the beneficiary named in the contract may differ from the designated beneficiary (for example, the joint owner or a contingent annuitant). In such cases, the designated beneficiary receives the contract benefits (rather than the beneficiary) upon your death.

Unless an irrevocable beneficiary has been named, you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. The annuitant may not be changed after the contract is in effect.

For nonqualified Contracts only, the contract owner may also name one individual as a contingent annuitant by written request before the Contract becomes effective. If the annuitant dies prior to the maturity date, and a contingent annuitant has been named, the contingent annuitant becomes the annuitant and the Contract continues. A contingent annuitant may not be changed, deleted or added after the Contract becomes effective.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between funding options. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. Since different funding options have different expenses, a transfer of contract values from one funding option to another could result in your investment becoming subject to higher or lower expenses. After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

Dollar cost averaging (or "automated transfers") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis so that more accumulation units are purchased in a funding option if the cost per unit is low and less accumulation units are purchased if the cost per unit is high. Therefore, a lower-than-average cost per unit may be achieved over the long run.

You may elect automated transfers through written request or other method acceptable to the Company. (For Contracts issued in New York, the election must be made in writing.) You must have a minimum total contract value of $5,000 to enroll in the Dollar Cost Averaging program. The minimum amount that may be transferred through this program is $400.

You may establish automated transfers of contract values from the Fixed Account, subject to certain restrictions. Automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the Dollar Cost Averaging program.

You may start or stop participation in the Dollar Cost Averaging program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place. All provisions and terms of the Contract apply to automated transfers, including provisions relating to the transfer of money between investment options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value, less any withdrawal charge and any premium tax not previously deducted. You must submit a written request specifying the fixed or variable funding option(s) from which amounts are to be withdrawn. If no funding options are specified, the withdrawal will be made on a pro rata basis. The cash surrender value will be determined as of the close of business after we receive your surrender request at the Home Office. The cash surrender value may be more or less than the purchase payments made depending on the contract value at the time of surrender.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawal that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

Beginning in the second contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. Any applicable withdrawal charges (in excess of the free withdrawal allowance) and any applicable premium taxes will be deducted. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form provided by the Company. We will surrender accumulation units pro rata from all funding options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but at least 30 days' notice must be given to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

LOANS

Loans may be available under your Contract. If available, all loan provisions are described in your Contract or loan agreement.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------

Before the maturity date, a death benefit is payable to the beneficiary when either the annuitant, the contract owner or the first of joint owners dies and there is no contingent annuitant. The death benefit is calculated at the close of the business day on which the Company's Home Office received due proof of death and written payment instructions.

DEATH PROCEEDS BEFORE THE MATURITY DATE

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. The Company will pay the beneficiary an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the highest of all "final death benefit values" as described below.

A separate death benefit value will be established on the contract date and on each anniversary of the contract date which occurs on or before the death report date. The death benefit value established on the contract date will initially equal the purchase payment. The death benefit value established on each contract date anniversary will initially equal the contract value on that anniversary. Thereafter, each death benefit value will be adjusted to reflect any purchase payments made, or any partial withdrawals taken, from the date on which a particular death benefit value was established until the death report date. Once any adjustment has been made, a "death benefit value" then becomes equal to the previous death benefit value plus or minus that adjustment.

Adjustments to the death benefit values for any purchase payments or partial withdrawals will be made in the order that such purchase payments or partial withdrawals occur. For each purchase payment, death benefit values will be increased by the amount of the purchase payment. For each partial withdrawal, death benefit values will be reduced by a "partial withdrawal reduction" which equals the product of (i) the death benefit value immediately before the reduction of the partial withdrawal, and (ii) the amount of the partial withdrawal divided by the contract value immediately before the partial withdrawal. The "final death benefit value" associated with the contract date and with each contract date anniversary equals the initial death benefit value plus or minus all adjustments until the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80, BUT BEFORE AGE 90. The death benefit payable will be the greatest of (1), (2) or (3) below, less any applicable premium tax or outstanding loans:

        1) the contract value;

        2) the total purchase payments made under the Contract less all partial withdrawals; or

        3) the maximum of all "final death benefit values" associated with the contract date or any contract date anniversary occurring on or before the annuitant's 80th birthday.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 90. The death benefit payable will be the contract value, less any applicable premium tax or outstanding loans.

PAYMENT OF PROCEEDS

The process of paying death benefit proceeds under various situations is described below. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

DEATH OF ANNUITANT WHO IS THE CONTRACT OWNER. The Company will pay the proceeds to any surviving joint owner, or if none, to the beneficiary(ies), or if none, to the contract owner's estate.

Under a nonqualified contract, the death benefit proceeds must be distributed to the beneficiary within five years of the contract owner's death. Or, the beneficiary may elect to receive payments from an annuity which begins within one year of the contract owner's death and which is payable over the life of the beneficiary or over a period not exceeding the beneficiary's life expectancy.

If the beneficiary is the contract owner's spouse, he or she may elect to continue the contract as the new contract owner rather than receiving the distribution. In such case, the distribution rules applicable when a contract owner dies generally will apply when that spouse, as contract owner, dies.

DEATH OF ANNUITANT WHO IS NOT THE CONTRACT OWNER. If there is no contingent annuitant, the Company will pay the death proceeds to the beneficiary. However, if there is a contingent annuitant, he or she becomes the annuitant and the Contract continues in effect (generally using the original maturity date). The proceeds described above will be paid upon the death of the last surviving contingent annuitant.

ENTITY AS OWNER. In the case of a nonqualified Contract owned by a nonnatural person (e.g. a trust or another entity), any annuitant will be treated as the contract owner. Any change in the annuitant will be treated as the death of the contract owner.

DEATH PROCEEDS AFTER THE MATURITY DATE

If any owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income plans (annuity or income options). While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity or income payments will begin on the maturity date stated in the Contract unless the Contract has been fully surrendered or the proceeds have been paid to the beneficiary before that date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before annuity payments are made.

Unless you elect otherwise, the maturity date will be the annuitant's 70th birthday for qualified contracts and the annuitant's 75th birthday, or ten years after the effective date of the contract, if later, for nonqualified contracts. (For Contracts issued in Florida and New York, the maturity date elected may not be later than the annuitant's 90th birthday.)

For nonqualified Contracts, at least 30 days before the original maturity date, a contract owner may elect to extend the maturity date to any time prior to the annuitant's 85th birthday or, for qualified Contracts, to a later date with the Company's consent. Certain annuity options taken at the maturity date may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with qualified contracts upon either the later of the April 1 following the contract owner's attainment of age 70 1/2 or the year of retirement; or upon the death of the contract owner. Independent tax advice should be sought regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

When an annuity option is elected, it may be elected as a variable annuity, a fixed annuity, or a combination of both. (Variable payouts may not be available in all states. Refer to your contract.) If, at the time annuity payments begin, no election has been made to the contrary, the cash surrender value will be applied to provide an annuity funded by the same investment options selected during the accumulation period (contract value, in Oregon). At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which annuity payments will be determined. (See "Transfers.")

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. The number of annuity units credited to the Contract is determined by dividing the first monthly annuity payment attributable to each funding option by the corresponding annuity unit value as of 14 days before the date annuity payments begin. An annuity unit is used to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. The Contract contains Life Annuity Tables used to determine the first monthly annuity payment. The amount applied to effect a variable annuity will be the cash surrender value as of 14 days before the date annuity payments begin less any applicable premium taxes not previously deducted.

The amount of the first monthly payment depends on the annuity option elected. A formula for determining the adjusted age is contained in the Contract. The total first monthly annuity payment is determined by multiplying the benefit per $1,000 of value shown in the tables of the Contract by the number of thousands of dollars of value of the Contract applied to that annuity option. The

Company reserves the right to require satisfactory proof of age of any person on whose life annuity payments are based before making the first payment under any of the settlement options.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of the second and subsequent annuity payments is not predetermined and may change from month to month based on the investment experience of the applicable funding option. The total amount of each annuity payment will be equal to the sum of the basic payments in each funding option. The actual amounts of these payments are determined by multiplying the number of annuity units credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity." If it would produce a larger payment, the first fixed annuity payment will be determined using the Life Annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity or income option selection any time up to the maturity date. Income options differ from annuity options in that the amount of the payments made under income options are not based upon the life of any person. Therefore, the annuitant may outlive the payment period. Once annuity or income payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Joint Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the contract.

The minimum amount that can be placed under an annuity or income option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the cash surrender value in a lump-sum.

The amount applied to effect an annuity or income option will be the cash surrender value as of the date the payments begin, less any applicable premium taxes not previously deducted and any applicable withdrawal charge. (Certain states may have different requirements that we will honor.) The cash surrender value used to determine the amount of any such payment will be determined on the same basis as the cash surrender value during the accumulation period, including the deduction for mortality and expense risks and the contract administrative expense charge.

On the maturity date, we will pay the amount due under the Contract in one lump sum (except in Florida, where this is not permitted), or in accordance with the payment option that you select. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, all or any part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following annuity options. Payments under the annuity options may be elected on a monthly, quarterly, semiannual or annual basis.

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

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. One will be designated the primary payee, the other will be designated the secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Other Annuity Options. The Company will make any other arrangements for annuity payments as may be mutually agreed upon.

INCOME OPTIONS

Instead of one of the annuity options described above, and subject to the conditions described under "Election of Options," all or part of the cash surrender value (or, where required by state law, contract value) may be paid under one or more of the following income options, provided that they are consistent with federal tax law qualification requirements. Payments under the income options may be elected on a monthly, quarterly, semiannual or annual basis:

Option 1 -- Payments of a Fixed Amount. The Company will make equal payments of the amount elected until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from each funding option or the Fixed Account in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

Option 2 -- Payments for a Fixed Period. The Company will make payments for the fixed period selected based on the cash surrender value as of the date payments begin. If, at the death of the annuitant, the total number of fixed payments has not been made, the payments will be made to the beneficiary.

Option 3 -- Other Income Options. The Company will make any other arrangements for income payments as may be mutually agreed upon.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value (including charges) within twenty days after you receive it (the "right to return period"). You bear the investment risk during the right to return period; therefore, the contract value returned may be greater or less than your purchase payment. If the Contract is purchased as an Individual Retirement Annuity, and is returned within the first seven days after delivery, your purchase payment will be refunded in full;

during the remainder of the right to return period, the contract value (including charges) will be refunded. The contract value will be determined following the close of the business day on which we receive a written request for a refund. Where state law requires a longer period, or the return of purchase payments or other variations of this provision, the Company will comply. Refer to your Contract for any state-specific information.

TERMINATION

You do not need to make any purchase payments after the first to keep the Contract in effect. However, we reserve the right to terminate the Contract on any business day if the contract value as of that date is less than $1,000 and no purchase payments have been made for at least two years, unless otherwise specified by state law. Termination will not occur until 31 days after the Company has mailed notice of termination to the contract owner's last known address and to any assignee of record. If the Contract is terminated, we will pay you the cash surrender value (contract value less any applicable premium tax, in the states that so require), less any applicable administrative charge.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the date of the report for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal or state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders.

TRANSFERS OF CONTRACT VALUES TO OTHER ANNUITIES

We may permit contract owners to transfer their contract values into other annuities offered by us or our affiliated insurance companies under rules then in effect.

                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

The Travelers Fund ABD For Variable Annuities ("Fund ABD") was established on October 17, 1995 and is registered with the SEC as a unit investment trust (separate account) under the Investment Company Act of 1940, as amended (the "1940 Act"). The assets of Fund ABD will be invested exclusively in the shares of the variable funding options.

The assets of Fund ABD are held for the exclusive benefit of the owners of this separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to Fund ABD are, in accordance with the Contracts, credited to or charged against Fund ABD without regard to other income, gains and losses of the Company. The assets held by Fund ABD are not chargeable with liabilities arising out of any other business which the Company may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to Fund ABD. All such income and/or distributions are reinvested in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's funding options. We may advertise the "standardized average annual total returns" of the funding option, calculated in a manner prescribed by the SEC, as well as the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. Quotations of average annual total returns are computed according to a formula in which a hypothetical initial investment of $1,000 is applied to the funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). The deduction for the annual contract administrative charge ($30) is converted to a percentage of assets based on the actual fee collected (or anticipated to be collected, if a new product), divided by the average net assets for Contracts sold (or anticipated to be sold). Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. Nonstandardized "total returns" will be calculated in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of any withdrawal charge or the $30 annual contract administrative charge, which, if reflected, would decrease the level of performance shown. The withdrawal charge is not reflected because the Contract is designed for long-term investment.

For funding options that were in existence prior to the date they became available under the Separate Account, the standardized average annual total return quotations may be accompanied by returns showing the investment performance that such funding options would have achieved (reduced by the applicable charges) had they been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index and the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any pension plan, specially sponsored program, or individual retirement annuity (IRA) with pre-tax dollars, your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities, pension and profit-sharing plans (including 401(k) plans), Keogh Plans, and certain other qualified deferred compensation plans. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includable in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includable in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings (income in the contract), and then from your purchase payments. These withdrawn earnings are includable in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the cash value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the surviving joint owner, or the beneficiary, will have to pay taxes prior to distribution. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain tax-qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the Contract Owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

Assets in the separate accounts, also referred to as segregated asset accounts, must be owned by the Company and not by the Contract Owner for federal income tax purposes. Otherwise, the deferral of taxes is lost and income and gains from the accounts would be includable annually in the Contract Owner's gross income.

The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses an incident of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department announced, in connection with the issuance of temporary regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets of the account." This announcement, dated September 15, 1986, also stated that the guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this prospectus, no such guidance has been issued.

The Company does not know if such guidance will be issued, or if it is, what standards it may set. Furthermore, the Company does not know if such guidance may be issued with retroactive effect. New regulations are generally issued with a prospective-only effect as to future sales or as to future voluntary transactions in existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent Contract Owners from being considered the owner of the assets of the separate account.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANY

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Travelers Group Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

IMSA

The Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may use the IMSA logo and IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving the sale and service of individual life insurance and annuity products.

YEAR 2000 COMPLIANCE

Generally, computer programs were designed without considering the impact of the upcoming change in the century. As a result, software and computer systems may need to be upgraded or replaced in order to comply with "Year 2000" requirements. If not corrected, these computer applications could fail or create erroneous results by or at the Year 2000. The business, financial condition, and result of operations of a company could be materially and adversely affected by the failure of its systems and applications (or those either provided or operated by third-parties) to properly operate or manage dates beyond the year 1999.

The Company has investigated the nature and extent of the work required for our computer systems to process beyond the turn of the century, and has made progress toward achieving this goal, including upgrading and/or replacing existing systems. We are confirming with our service providers that they are also in the process of replacing or modifying their systems with the same goal. We expect that our principal systems will be Year 2000 compliant by early 1999. While these efforts involve substantial costs, we closely monitor associated costs and continue to evaluate associated risks based on actual expenses. While it is likely that these efforts will be successful, if necessary modifications and conversions are not completed in a timely manner, the Year 2000 requirements could have a material adverse effect on certain operations of the Company.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

The Company intends to sell the Contracts in all jurisdictions where it is licensed to do business and where the Contract is approved. The Contracts will be sold by life insurance sales agents who represent the Company, and who are licensed registered representatives of the Company or certain other registered broker-dealers. The compensation paid to sales representatives will not exceed 7% of the payments made under the Contracts.

From time to time, the Company may pay or permit other promotional incentives, in cash, credit or other compensation.

Any sales representative or employee will have been qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter for the Contracts is Tower Square Securities, Inc., an affiliate of the Company; however, it is currently anticipated that Travelers Distribution Company, an affiliated broker-dealer, may become the principal underwriter for the Contracts during 1998.

CONFORMITY WITH STATE AND FEDERAL LAWS

The Contract is governed by the laws of the state in which it is delivered. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which the Contract is delivered. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the funding options. However, we believe that when a funding option solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS


There are no pending material legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to the business, to which the Company is a party. In March 1997, a purported class action entitled Patterman v. The Travelers, Inc. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. In April 1997, the lawsuit was removed to the U.S. District Court for the Southern District of Georgia, and in October, 1997, the lawsuit was remanded to the Superior Court of Richmond County. Later in October 1997, the defendants, including the Company, answered the complaint, denied liability and asserted numerous affirmative defenses. In February 1998, the Superior Court of Richmond County transferred the lawsuit to the Superior Court of Gwinnett County, Georgia, and certified the transfer order for immediate appellate review. Also in February 1998, plaintiffs served an application for appellate review of the transfer order; defendants subsequently opposed that application; and later in February 1998, the Court of Appeals of the State of Georgia granted plaintiffs' application for appellate review. Pending appeal proceedings in the trial court have been stayed. The Company intends to vigorously contest the litigation.


Legal matters in connection with the federal laws and regulations affecting the issue and sale of the Contract described in this prospectus, as well as the organization of the Company, its authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been reviewed by the General Counsel of the Company.

                                   APPENDIX A
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is secured by part of the general assets of the Company. The general assets of the Company include all assets of the Company other than those held in Fund ABD or any other separate account sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of Fund ABD or any of the variable funding options does not affect the Fixed Account portion of the contract owner's contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited, less any applicable premium taxes or prior surrenders. If the contract owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable withdrawal charge as described under "Charges and Deductions" in this prospectus.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

The initial rate for any allocations into the Fixed Account is guaranteed for one year from the date of such allocation. Subsequent renewal rates will be guaranteed for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. Any interest credited to amounts allocated to the Fixed Account in excess of 3% per year will be determined in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available funding option(s) twice a year during the 30 days following the semi-annual anniversary of the contract effective date. The transfers are limited to an amount of up to 15% of the Fixed Account Value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to other funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

                                   APPENDIX B
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Management Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 1998 (Form No. L-12547S) are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183-8034.

Name:
---------------------------------------------------------------

Address:
---------------------------------------------------------------

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